UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
              Pre-Effective Amendment No. __                    		[ ]
              Post-Effective Amendment No. 2                    		[X]

                                       and

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                 Amendment No. 3
                        (Check appropriate box or boxes)

           -----------------------------------------------------------

                                VALUE TREND FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             411 West Madison Avenue
                               El Cajon, CA 92020
                    (Address of Principal Executive Offices)

                                 1-619-588-9700
                         (Registrant's Telephone Number)

           -----------------------------------------------------------

                               AGENT FOR SERVICE:

                                Ross C. Provence
                                Value Trend Funds
                             411 West Madison Avenue
                               El Cajon, CA 92020

           -----------------------------------------------------------


It is proposed that this filing will become effective (check appropriate box)

[X]   immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]   on (date) pursuant to paragraph (b) of Rule 485.
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

           -----------------------------------------------------------

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[Outside front cover]

PROSPECTUS
May 1, 2000

The Value Trend Funds

Value Trend
Large Cap Fund
For Investors Seeking Long-Term Growth of Capital

Value Trend
Links Fund
For Investors Seeking Long-Term Growth of Capital

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

The Value Trend Funds
411 West Madison Avenue
El Cajon, CA 92020

Logo

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Table of Contents

The Funds                                              4

The Objective of the Large Cap Fund                    4
The Principal Investment Strategies and Policies of
   the Large Cap Fund                                  4
The Objective of the Links Fund                        5
The Principal Investment Strategies and Policies of
   the Links Fund                                      5
The Investment Selection Process Used by the Funds     6
The Principal Risks of Investing in the Funds          6
Who Should Invest                                      8
Costs of Investing in the Funds                        9
Expense Example                                        9
Additional Investment Strategies and Risk
   Considerations                                     10

Who Manages the Funds                                 14

The Investment Adviser                                14

How to Buy and Sell Shares                            15

Pricing of Fund Shares                                15
Investing in the Funds.                               16
Minimum Investments                                   16
Types of Account Ownership.                           17
Instructions For Opening and Adding to an Account.    18
Telephone and Wire Transactions                       19
Tax-Deferred Plans                                    20
Types of Tax-Deferred Accounts                        21
Automatic Investment Plans                            22
Instructions For Selling Fund Shares                  22
Additional Redemption Information                     24
Shareholder Communications                            26
Dividends and Distributions.                          26
Taxes                                                 27
Financial Data                                        28
Trustees and Officers                                 29
Other Information                                     30

Prospectus 2

Your Guide
to the Prospectus

This Prospectus is designed to help you make an informed decision about whether investing in the Value Trend Funds is appropriate for you. Please read it carefully before investing and keep it on file for future reference. To make this Prospectus easy for you to read and understand, we have divided it into three sections: The Funds, Who Manages the Funds and How to Buy and Sell Shares. Each section is organized to help you quickly identify the information that you are looking for. The first section, The Funds, tells you four important things about each Fund that you should know before you invest:

* The Fund's investment objective - what each Fund is trying to achieve.

* The principal investment strategies of the Funds - how each Fund tries to meet its investment objective.

* The Funds' method of selecting investments - how the Funds choose their primary investments.

* Risks you should be aware of - the principal risks of investing in the Funds.

The other sections of the Prospectus - Who Manages the Funds and How to Buy and Sell Shares - provide you with information about each Fund's management, the services and privileges available to you, how we price shares of each Fund and how to buy and sell shares of the Funds.

Prospectus 3

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The Funds

Value Trend Large Cap Fund

The Objective of the Fund

* The Large Cap Fund seeks long-term growth of capital. The Principal Investment Strategies and Policies of the Large Cap Fund

* The Fund invests primarily in common stocks of well-established, high-quality US Companies that have a market capitalization of $5 billion or more.

* The Fund invests in companies that may generate income from international markets through their international divisions.

* The Fund's Advisor considers, among other things, consistency of earnings, earnings growth rate, and return on equity when selecting investments.

[Side panel: EACH Fund's daily share price can be found at the Value Trend Web Page at http://www.valuetrend.com or by calling 1-800-590-0898.]

[Side panel: EACH Fund's objective may be changed by the Board of Trustees without shareholder approval. You will receive advance written notice of any material changes to the Fund's objective. If there is a material change, you should consider whether the Fund remains an appropriate investment for you.]

[Side panel: Market capitalization is the most commonly used measure of the size and value of a company. A company's market capitalization is computed by multiplying the current share price by the total number of shares outstanding.]

Prospectus  4

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Value Trend Links Fund

The Objective of the Fund

* The Links  Fund seeks long-term growth of capital.

The Principal Investment Strategies
and Policies of the Links Fund

* The Fund invests primarily in companies that are associated with the golfing industry. The minimum market capitalization of the stocks in the the Fund is $50 million with no maximum market capitalization.

* Companies that are candidates for the Fund include, but are no limited to companies in the golfing industry, sponsors of major golfing events, companies that produce products for the golfing industry, and real estate investment trust (REITs) which are involved with golf properties, hotels and housing.
ALL FUNDS

* The Funds are "non-diversified" portfolios, which means they can invest in fewer securities at any one time than diversified portfolios.

* Under adverse market conditions, when investment opportunities are limited, or in the event of exceptional redemption requests, the Funds may hold cash or cash-equivalents and invest without limit in obligations of the U.S. Government and its agencies and in money market securities, including high-grade commercial paper, certificates of deposit, repurchase agreements and short-term debt securities. Under these circumstances, the Funds may not participate in stock market advances or declines to the same extent they would had they remained more fully invested in common stocks. As a result, each Fund may not achieve its investment objective.

[Side panel: MUTUAL FUNDS GENERALLY emphasize either "value" or "growth" styles of investing. Value funds invest in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects. Growth funds invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in share price. The Funds invests primarily in companies that the Advisor believes are undervalued and may display greater-than-average growth in revenues and earning. This type of investment style is a combination of "value" and "growth" investing.]

[Side panel: All mutual funds must elect to be "diversified" or "non-diversified." As a non-diversified portfolio, each Fund may invest half of its total assets in two or more securities, while the other half is spread out among investments not exceeding 5% of a Fund's total assets at the time of purchase. As a result, the Funds have the ability to take larger positions in a smaller number of securities than a diversified portfolio. These limitations do not apply to U.S. Government securities.]

Prospectus 5

The Investment Selection Process
Used by the Funds

Value Trend Capital Management, LP, the investment adviser follows a value and growth investment strategy. Its investment objective is to seek long-term growth of capital by investing primarily in common and preferred stocks and warrants or other rights and convertible securities.

The Adviser uses several approaches in analyzing economic value, but considers the primary determinant of value to be a company's long-term ability to generate profits for its shareholders. The Adviser also considers whether a stock is trading at a price below which the investment adviser believes it should be trading based on price relative to projected future earnings, price relative to return on equity and price relative to the earnings growth rate. Once the Adviser has identified a potential stock for a portfolio, the Adviser will consider it for a Fund based on fundamental analysis.

The Principal Risks of
Investing in the Funds

Risks in General

Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Funds' investments. There is the risk the Adviser will not accurately predict the direction of these and other factors and, as a result, the Adviser's investment decisions may not accomplish what they were intended to achieve. You could lose money investing in the Funds. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Funds. An investment in the Funds may not be appropriate for all investors and is not intended to be a complete investment program.

[Side panel: FUNDAMENTAL VS. TECHNICAL ANALYSIS: There are two major schools of stock market analysis used in determining whether a particular stock or group of stocks are undervalued or overvalued relative to their current market price. The first major school is "fundamental analysis" which relies on an analysis of the balance sheet and income statements of companies in order to forecast their future stock price movements. The other major school is "technical analysis" which is not concerned with the financial position of a company, but instead relies on price and volume movements through the use of charts and computer programs to identify and project trends in a market or security. The Adviser relies on fundamental analysis in selecting portfolio securities for the Funds.]

Prospectus 6

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Risks of Investing in Common Stocks

The Funds invest primarily in the common stocks, which subjects the Funds and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Funds invest may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services. You should be aware that the value of a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services. In addition, a company's share price may also decline if its earnings or revenues fall short of expectations.

Overall stock market risks may also affect the value of the Funds. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Funds' investments may increase or decrease more than the stock markets in general.

Management Risk

Under the magement contracts for each Fund, Value Trend Capital Mangement, LP, assumes the financial responsibility to pay from its mangement fees the ordinary operating expenses of each Fund. Because the funds became effective on January 1, 1999, the management fees do not cover all operating expenses. Ross Provence, the managing general partner of the Adviser has agreed to subsidize the Adviser and the Funds for a period of three years to cover such operating expenses.

Risk of Non-Diversification

As previously mentioned, the Funds are non-diversified portfolios, which means that they have the ability to take larger positions in a smaller number of securities than a diversified portfolio. Non-diversification increases the risk that the value of the Funds could go down because of the poor performance of a single investment.

Industry Risk

Industry risk is the possibility that stocks within the same industry will decline in price due to industry-specific market or economic developments. To the extent that the Funds concentrate investments in any one industry, the Funds are subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.

Prospectus 7

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Because of the rapid pace of technological development of certain industries, there is the risk that the products and services developed by similar companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products or services offered by similar companies will not meet expectations or even reach the marketplace. Although the Adviser currently believes that investments by the Funds in certain industries (ie, the technology industry) will offer greater opportunity for growth of capital than investments in other industries, such investments can fluctuate dramatically in value and will expose you to greater than average risk.

Who Should Invest

The Funds may be suitable for you if:

* You are seeking  long-term growth of capital - at least five years.

* You can tolerate greater risks associated with common stock investments.

* You are not looking for current income.

* You characterize your investment temperament as "relatively aggressive."

* You are seeking funds that emphasizes investments in a focused group of common stocks

* You are willing to accept significant fluctuations in share price.

* You are not pursuing a short-term goal or investing emergency reserves.

Performance History

There is no performance information for the Value Trend Funds as they did not have one full year of operation as of the filing of this prospectus.

Prospectus 8

Costs of Investing in the Funds

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Funds. Annual fund operating expenses are paid out of the assets of the Funds, so their effect is already included in the Fund's daily share price.

[Side panel: The Funds are no-load funds, which means you do not pay any fees when you buy or sell shares of the Funds. As a result, all of your investment goes to work for you.]

Shareholder Fees                                     Large Cap    Links
(fees paid directly from your investment)            Fund         Fund
Sales Charge (Load) Imposed on Purchases             None         None
Deferred Sales Charge (Load)                         None         None
Sales Charge (Load) Imposed on Reinvested Dividends  None         None
Redemption Fee                                       None         None
Exchange Fee                                         None         None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                      1.25%        1.35%
12b-1 Distribution Fees                              None         None
Other Expense                                        None         None
Total Annual Fund Operating Expenses                 1.25%        1.35%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assumes that your investment has a 5% annual return each year and that the Funds' operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Shareholder transaction expenses

                     One Year    Three Years  Five Years  Ten Years
Your costs:

Large Cap Fund         $127         $397         $686       $1,511

Links Fund             $137         $428         $739       $1,624

[Side panel: UNDERSTANDING EXPENSES:
Operating a mutual fund involves a variety of expenses including those for portfolio management, shareholder statements, tax reporting and other services. These expenses are paid from the Fund's assets in the form of a management fee. Their effect is already factored into the Fund's daily share price and returns.]

Prospectus 9

Additional Investment Strategies
and Risk Considerations

General

The Funds invests primarily in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stock and securities purchased on a when-issued basis.

Common Stocks and
Other Equity Securities

Common stocks and similar equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include securities convertible for or convertible into common stocks (e.g. warrants). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. The Links Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below.

The Links Fund investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions. Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

Portfolio Turnover

The Funds generally purchases securities for long-term investment although, to a limited extent, the Funds may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. It is not possible to predict the Funds' portfolio turnover rates with certainty. Value Trend Capital Management, LP has indicated, however, that it does not expect that the annual portfolio turnover rate of the Fund(s) it manages would normally exceed the following rates: 50% for the Large
Cap Fund and 75% for the Links Fund.   Any Fund's portfolio turnover rate in any
year could be significantly higher or lower than these estimates.

Prospectus 10

* Higher levels of portfolio turnover may result in higher transactions costs and higher levels of realized capital gains.

* Tax Efficiency Value Trend Capital Management, LP, will make a concentrated effort to manage the Funds in a tax efficient manner. There is no assurance that this objective can be obtained. The information under Portfolio Turnover may be affected by the Adviser's ability to execute this policy.

Small Companies

The Links Fund may invest in companies with relatively small market capitalization. See "The Funds" above. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value per share of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

Repurchase Agreements

Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

Loans of Securities

The Funds may lend their portfolio securities, provided that cash or equivalent collateral equal to at least 100% of the market value of the securities loaned is continuously maintained by the borrower with the Funds. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrow

Propestus 11
er who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. It is not currently anticipated that any Fund will have on loan at any given time securities totaling more than one-fourth of its net assets. A Fund runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may be insufficient to cover the securities loaned as a result of an increase in the value of the securities of decline in the value of the collateral.

Options

The Funds may write (i.e. sell) covered call and put options and purchase put and call options on securities that are traded on United States listed markets. The value of the underlying securities on which the options may be written at any one time will not exceed 15% of the Fund's total assets. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of the Fund's total assets at the time of purchase. The risks associated with options are that the option does not follow the price movement of the underlying security. Moreover, gains and losses depend on the investment adviser's ability to predict correctly the direction of stock prices, interest rates, and other economic factors.

Short Sales Against The Box

Each Fund may sell short securities the Fund owns or has the right to acquire without further consideration, a technique called selling short "against the box." Short sales against the box may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, the Adviser does not want to sell the security. The Trust does not currently expect that more than 20% of any Fund's total assets would be involved in short sales against the box. For a more complete explanation, please refer to the Statement of Additional Information.

Real Estate Investment Trusts

The Links Fund may invest up to 25% of assets in shares of real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Under the federal Internal Revenue Code (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it generally distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs, and

Prospectus 12

Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

While the Links Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its option to purchase securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Links Fund invests may invest their assets in specific real estate sectors, such as hotel REITs, housing REITs, golf property REITs, etc., and are therefore subject to the risks associated with adverse developments in the respective sectors.

Prospecrtus 13

Who Manages the Funds

The Investment Adviser

Value Trend Capital Management, LP, is the investment adviser of each Fund and has responsibility for the management of the Funds' affairs, under the supervision of the Trust's Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by Value Trend Capital Management, LP, under the general oversight of the Board of Trustees.

Value Trend Capital Management, LP, was organized in 1995 and has been managing investment accounts and money since that time. The Adviser serves as investment adviser to individuals, trusts, retirement plans, and non-profit organizations, and has been managing the Value Trend Funds since their inception in January of 1999. The address of Value Trend Capital Management, LP, is 411 West Madison Avenue, El Cajon, Ca 92020. The General Partners of Value Trend Capital Management, LP, are Ross C. Provence and Jeffrey R. Provence who also act as Trustees to the Trust. Each owns 50% and therefore are regarded to control Value Trend Capital Management, LP, for purposes of the 1940 Act.

Value Trend Capital Management, LP, manages the investment portfolio of each Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Funds. Value Trend Capital Management also pays the salaries and fees of all officers and trustees of the Trust who are also officers, directors, or employees of Value Trend. For its services, the Adviser receives a fee of 1.25% per year of the average daily net assets of the Value Trend Large Cap Fund and 1.35% per year of the average daily net assets of the Value Trend Links Fund.

Prospectus 14

How to Buy and Sell Shares

Pricing of Fund Shares

The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund's Transfer Agent, Mutual Shareholder Services. Your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day's NAV. The Fund's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund's Board of Trustees. The Fund may use pricing services to determine market value.

Prospectus 15

Investing in the Funds

You may purchase shares directly through the Fund's Transfer Agent or through a brokerage firm or other financial institution that has agreed to sell the Fund's shares. If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Shareholder Account Application. (To establish an IRA, complete an IRA Application.) To request an application, call toll-free 1-800-590-0898 or visit our website at www.valuetrend.com to download an application. Your initial investment minimum can be found in the table below. The Funds reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

[Side panel: INVESTMENTS MADE THROUGH BROKERAGE FIRMS OR OTHER FINANCIAL
INSTITUTIONS:
If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. Your financial institution is responsible for transmitting your order in a timely manner.]

Minimum Investments
                              Initial        Additional
Regular Account                $1,000           $50
Automatic Investment Plan        $250           $50*
IRA Account                      $250           $50
Education IRA                    $250           $50
*An Automatic Investment Plan requires a $50 minimum automatic monthly or quarterly investment.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Funds (or Funds agent) have the

Prospectus 16
authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Funds. Your investment in the Funds should be intended to serve as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Funds reserve the right to reject any purchase request that they regard as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading. The Funds also reserves the right to stop offering shares at any time.

Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

* Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

* A Gift or Transfer to Minor (UGMA or UTMA) An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's social security number on the application.

* Trust
An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

* Business Accounts
Corporation and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of a partner ship.

* IRA Accounts
  See "Tax-Deferred Plans" on page 20.

Prospecuts 17

Instructions For Opening and Adding to an Account

TO OPEN AN ACCOUNT                      TO ADD TO AN ACCOUNT

By Mail                                 By Mail

Complete and sign the Shareholder       Complete the investment slip that is
Application or an IRA Application       included with your account statement,
                                        and write your account number on
Make your check payable to              your check. If you no longer have
Value Trend Funds                       your investment slip, please reference
*  For IRA accounts, please specify     your name, account number, and
   the year for which the contribution  address on your check.
   is made.

Mail your application and check to:     Mail the slip and the check to:

Value Trend Funds                       Value Trend Funds
c/o Mutual Shareholder Services         c/o Mutual Shareholder Services
1301 East Ninth Street, Suite 1005      1301 East Ninth Street, Suite 1005
Cleveland, Ohio 44114                   Cleveland, Ohio 44114

By overnight courier, send to:

Value Trend Funds
c/o Mutual Shareholder Services
1301 East Ninth Street, Suite 1005
Cleveland, Ohio 44114

Prospectus 18

TO OPEN AN ACCOUNT                      TO ADD TO AN ACCOUNT

By Wire                                 By Wire

Call 1-800-590-0898 for instructions    Send your investment to Firstar Bank,
and to obtain an investor account       N.A. by following the instructions
number an IRA account number prior      listed in the column to the left.
to wiring the funds.


Send your investment to Firstar Bank, N.A.
with these instructions:
* Firstar Bank, N.A.
* ABA#: 042000013
* DDA # 821637923
* For further credit to:
19-9470 for Value Trend Large Cap Fund
19-9471 for Value Trend Links Fund
  Your account number
  Your name
  Your SSN or TIN


Telephone and Wire Transactions

With respect to all transactions made by telephone, the Funds and its Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, then neither the Funds nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. In any instance where the Funds' Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Funds nor the Transfer Agent shall be liable for any losses which may occur because of delay in implementing a transaction.

Prospectus 19

If you purchase your initial shares by wire, the Transfer Agent first must have received a completed account application and issued an account number to you. The account number must be included in the wiring instructions as set forth on the previous page. The Transfer Agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Funds receives a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. If the Transfer Agent is notified no later than 3:00 p.m. Eastern time of the wire instructions, and the wired funds are received by the Transfer Agent no later than 5:00 p.m. Eastern time, then the shares purchased will be priced at the NAV determined on that business day. If the wire is not received by 5:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described on the following page and the Education IRA. Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Firstar Bank, N.A., serves as the custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $8 for each tax-deferred account you have with the Funds. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

Prospectus 20

Types of Tax-Deferred Accounts

* Traditional IRA
An individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.

* Roth IRA
An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.

* Spousal IRA
An IRA funded by a working spouse in the name of a non-earning spouse.

* Education IRA
This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of eighteen.

* SEP-IRA
An individual retirement account funded by employer contributions. Your assets grow tax-deferred and distributions are taxable as income.

* Keogh or Profit Sharing Plans
These plans allow corporations, partnerships and individuals who are self-employed to make tax-deductible contributions of up to $30,000 for each person covered by the plans.

* 403(b) Plans
An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax- deferred account.

* 401(k) Plans
Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Prospectus 21

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($50 minimum per purchase) in the Funds from your bank or savings account. Your initial investment minimum is $250 if you select this option. Shares of the Funds may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of their payroll or Social Security checks transferred automatically to purchase shares of the Funds.

FOR INVESTING

Automatic Investment Plan               Payroll Direct Deposit Plan

For making automatic investments        For making automatic investments from a
designated bank account.                from your payroll check.

Dividend Reinvestment

All income dividends and capital gains dis-tributions will be automatically reinvested in shares of the Funds unless you indicate otherwise on the account application or in writing.

Instructions For Selling Fund Shares

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading. Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the Transfer Agent. The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of a Fund's securities at the time of your sale. Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request. The Funds will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days. This procedure is intended to protect each Fund and its shareholders from loss. If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.

Prospectus 22

TO SELL SHARES

By Mail

Write a letter of instruction that includes:
* The names(s) and signature(s) of all account owners.
* Your account number.
* The dollar or share amount you want to sell.
* Where to send the proceeds.
* If redeeming from your IRA, please note applicable withholding requirements.
* Obtain a signature guarantee or other documentation, if required.

Mail your request to:                   By overnight courier, send to:

Value Trend Funds                       Value Trend Funds
c/o Mutual Shareholder Services         c/o Mutual Shareholder Services
1301 East Ninth Street, Suite 1005      1301 East Ninth Street, Suite 1005
Cleveland, Ohio 44114                   Cleveland, Ohio 44114

By Telephone

* You will automatically be granted     * You will not be able to redeem by
  telephone redemption privileges         telephone and have a check sent to
  unless you decline them in writing      your address of record for a period of
  or indicate on the appropriate sec-     15 days following an address change.
  tion of the account application that
  you decline this option. Otherwise,   * Unless you decline telephone
  you may redeem Fund shares by           privileges in writing or on your
  calling 1-800-590-0898. Redemption      account application, as long as the
  proceeds will only be mailed to your    Funds takes reasonable measures to
  address of record.                      verify the order, you may be respon-
                                          sible for any fraudulent telephone
                                          order.

* You may only redeem a maximum of
  $25,000 per day by telephone.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S. 1-800-590-0898.

Prospectus 23

Additional Redemption Information

Signature Guarantees

Signature guarantees are designed to protect both you and the Funds from fraud. A signature guarantee of each owner is required to redeem shares in the following situations:

* If you change ownership on your account.

* If you request the redemption proceeds to be sent to a different address than that registered on the account.

* If the proceeds are to be made payable to someone other than the account's owner(s).

* If a change of address request has been received by the Transfer Agent within the last 15 days.

* If you wish to redeem $25,000 or more from any shareholder account.

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A notary public cannot provide signature guarantees.

The Funds reserves the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law. For more information pertaining to signature guarantees, please call 1-800-590-0898.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trusts, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Transfer Agent at 1-800-590-0898 to determine what additional documents are required.

[Side panel: WHAT IS A REDEMPTION?
A redemption is a sale by you to the Funds of some or all of your shares. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. When you redeem your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.]

[Side panel: REDEMPTION IN KIND:
The Fund intends to make payments for all redemptions in cash, however, if the Funds believes that conditions exist which make cash payments detrimental to the best interests of the Fund, payment for shares redeemed may be made in whole or in part through a distribution of portfolio securities chosen by the Adviser (under the supervision of the Board of Trustees). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their shares.]

Prospectus 24

Address Changes

To change the address on your account, call the Transfer Agent at 1-800-590-0898 or send a written request signed by all account owners. Include the account number(s) and name(s) on the account and both the old and new addresses. Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the Transfer Agent at 1-800-590-0898 to determine what additional documents are required.

Redemption Initiated by the Funds

Because there are certain fixed costs involved with maintaining your account, the Funds may require you to redeem all of your shares if your account balance falls below $1,000. After your account balance falls below the minimum balance, you will receive a notification from the Funds indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days. If your account balance is still below $1,000 after 60 days, the Funds may close your account and send you the proceeds. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption by the Funds will not apply if the value of your account balance falls below $1,000 because of market performance. The Funds reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds.

Prospectus 25

Shareholder Communications

Account Statements

Every quarter, shareholders of the Funds will automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings

Financial reports will be sent at least semiannually. Annual reports will include audited financial statements. To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Funds.

Dividends and Distributions

The Funds intends to pay distributions on an annual basis and expects that distributions will consist primarily of capital gains. You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Funds or receive these distributions in cash. Dividends and distributions from the Funds are automatically reinvested in the Funds, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the Transfer Agent at 1-800-590-0898 or send a written notification to Value Trend Funds, c/o Mutual Shareholder Services 1301 East Ninth Street, Suite 1005 Cleveland, Ohio 44114.

[Side panel: WHAT IS A DISTRIBUTION?
As a shareholder, you are entitled to your share of a Fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that a Fund earns from is holdings and interest it receives from its money market and bond investments. Capital gains are realized when a Fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether a Fund held the securities for less than or more than one year.]

[Side panel: WHEN A FUND makes a distribution to its shareholders, the share price of the Fund drops by the amount of the distribution, net of any market fluctuations.]

Prospectus 26

Taxes

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). Dividends paid by a Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

Distributions by a Fund of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Redemptions of shares of a Fund are taxable events which you may realize as a gain or loss. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.

A Fund's distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Funds.

[Side panel: "Buying a Dividend"
If you purchase shares of a Fund just before it makes a distribution, you will pay the full price for the shares and then receive a portion back in the form of a taxable distribution. This is referred to as "buying a dividend." In order to avoid paying unnecessary taxes as a result of the distribution, check the Funds' distribution schedule before you invest.]

Prospectus 27

Financial Highlights

The financial highlights table is intended to help you understand the each Funds financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request and incorporated by reference in the Statement of Additional Information.

                                                          LARGE CAP       LINKS
VALUE TREND FUNDS  (For period ended JUNE 30, 1999)       FUND            FUND

Per Share Data for a Share
Outstanding Throughout Each Period                      01/01/99        01/01/99
                                                           to              to
                                                        06/30/99        06/30/99

NET ASSET VALUE, BEGINNING OF PERIOD:                    $10.00         $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     (0.01)         (0.01)
Net realized and unrealized gains(losses) on investments   0.98           0.96
Total from investment operations                           0.97           0.95

DISTRIBUTIONS:

Dividends (from net investment income)                       -             -
Distributions (from capital gains)                           -             -
Total distributions                                          -             -

NET ASSET VALUE, END OF PERIOD:                          $10.97         $10.95
TOTAL RETURN                                               9.70%          9.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)                      $311           $435
 Ratio of expenses to average net assets*                  1.33%          1.43%
 Ratio of net income to average net assets*               (0.23%)        (0.25%)
 Portfolio turnover rate*                                 57.25%         76.49%

*Annualized

Prospectus 28

Trustees and Officers

The trustees and officers of the Trust and their principal business activities during the past five years are:

Name, Position(s) with Trust   Principal Occupations(s) during Past Five
and Age at May 1, 2000     	 Years

Ross C. Provence * (62)        Portfolio Manager of the Funds.  General Partner
411 West Madison Avenue        and Portfolio Manager for Value Trend Capital
El Cajon, California 92020     Management, LP, (1995-current).  Estate plan
Trustee of the Trust           ning attorney (1963-current).
President of the Trust

Bradley J. DeHaven * (34)      Owner of De Haven Enterprises (1991-current).
5473 Hewlett Drive             Computer consultant and CEO of Tech-Solutions
San Diego, California 92115    (1990-1996).
Trustee of the Trust
Vice President of the Trust

Jeffrey R. Provence * (30)     Portfolio Manager of the Funds.  General Partner
411 West Madison Avenue        and Portfolio Manager for Value Trend Capital
El Cajon, California 92020     Management, LP, (1995-current).  Computer con
Trustee of the Trust           sultant and CFO for Tech-Solutions (1992-
Treasurer and Secretary of the 1995).  Partner of Investment Property
Trust                          Resources (1989-1992).

Thomas H. Addis III (54)       Vice President of Full Swing Golf
11413 West Bernardo Court      (1999 to current). President of Medallion
President San Diego, CA 92127  Golf Management (1999 to current).  Director of
Trustee of the Trust           golf at Singing Hill Golf Resort (1967-1998).
                               President of Professional Golfers Association of America (1995-1996).

George Cossolias, CPA (64)     Owner of George Cossolias & Company, CPAs 9455
Ridgehave Court, Suite 101     (1972 to current).  President of  Lubrication
San Diego, CA 92123            Specialists, Inc. (1996 to current).  Management
                               Trustee of San Diego Cement Masons Pension
                               Trust (1985 to current).

Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) of the Trust or of the Trust's investment adviser are indicated by an asterisk (*).

Prospectus 29

OTHER INFORMATION

The following parties provide the Funds with administrative and other services.

Custodian
Firstar Bank
425 Walnut Street
Cincinnati, Ohio 45202

Transfer Agent
Mutual Shareholder Services, LLC
1301 East Ninth Street, 1005
Cleveland, OH 44114

Distributor
Value Trend Capital Management, LP
411 West Madison Avenue
El Cajon, CA 92020

For More Information
1-800-590-0898

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Prospectus 30

[Back cover page]

VALUE TREND FUNDS

Where To Go For Information

For shareholder inquiries, please call toll-free in the U.S. at 1-800-590-0898. You will also find more information about the Value Trend Funds in the following documents:

Annual Report
Our annual report lists the holdings of each Fund, describe the Funds' performance, includes financial statements for each Fund, and discusses the market conditions and strategies that significantly affected each Fund's performance.

Statement of Additional Information

The Statement of Additional Information contains additional and more detailed information about the Funds, and is considered to be a part of this Prospectus.

THERE ARE THREE WAYS TO GET A COPY OF THESE DOCUMENTS

1. Call or write for one, and a copy will be sent without charge. Value Trend Funds
411 West Madison Avenue
El Cajon, CA 92020
1-800-590-0898

2. Call or write to the Public Reference Section of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also visit the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling the number below.

Public Reference Section of the SEC
Washington D.C. 20549-6009
1-800-SEC-0330

3.  Go to the SEC's website (www.sec.gov) and download a text-only version.

VALUE TREND FUNDS             SEC file number 811-09041

Prospectus 31

PART B

VALUE TREND FUNDS
Value Trend Large Cap Fund
Value Trend Links Fund

411 West Madison Avenue
El Cajon, California  92020
(800) 590-0898

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2000

  This Statement of Additional Information ("SAI") is not a Prospectus, but is to be read in conjunction with the Prospectus for the Value Trend Funds, specifically the Value Trend Large Cap Fund and the Value Trend Links dated May 1, 2000 (the "Prospectus"). This SAI incorporates by reference the
Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1999 ("Annual Report"). To obtain a free copy of the Prospectus or Annual Report, please write or call the Fund at the address or phone number referenced above.

                                TABLE OF CONTENTS

FUND HISTORY                                          1
DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS 1
MANAGEMENT OF THE TRUST                               5
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES   6
INVESTMENT ADVISORY AND OTHER SERVICES                8
BROKERAGE ALLOCATION AND OTHER PRACTICES              9
DESCRIPTION OF THE TRUST                             10
PURCHASE, PRICING AND REDEMPTION                     12
TAXATION                                             15
CALCULATION OF PERFORMANCE DATA                      17

                                  FUND HISTORY

  The Value Trend Large Cap Fund and the Value Trend Links Fund, are open-end, non-diversified series of Value Trend Funds (the "Trust"). The trust was organized on September 2, 1998, as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") and is authorized to issue an indefinite number of shares of beneficial interest.

  The Value Trend Large Cap Fund and the Value Trend Links Fund were organized on September 2, 1998. The Board of Trustees of the Trust is responsible for managing the business affairs of the Funds.

              DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

  The Trust is registered with the Securities and Exchange Commission as an open-end management investment company.

  NON-DIVERSIFICATION: Each Fund is classified as being non-diversified which means that it has the ability to take larger positions in a smaller number of securities than a diversified fund. Each Fund, therefore, may be more susceptible to risk of loss than a more widely diversified fund as a result of a single economic, political, or regulatory occurrence. The policy of each Fund is one of selective investments rather than broad diversification. Each Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Subchapter M of the Internal Revenue Code.

  The investment objective and policies of each series (each a "Fund" and collectively, the "Funds") of Value Trend Funds (the "Trust") are summarized in the Prospectus under "The Funds" and "Investments Strategies and Risk Considerations." The investment policies of each Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by the Funds' adviser, subject to review and approval by the Trust's Board of Trustees, without shareholder approval except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the relevant Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of that Fund represented at a meeting at which 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

  The following investment restrictions are fundamental policies of each Fund.

  Each Fund will not:

       1. Borrow money in excess of 25% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

       2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

                      STATEMENT OF ADDITIONAL INFORMATION 1

       3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

       4. Purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.

       5. Make loans, except by purchase of debt obligations in which the Funds may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

       6. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

  Although the Funds are permitted to borrow money to a limited extent, no Fund currently intends to do so.

  In addition to the foregoing fundamental investment restrictions, it is contrary to each Fund's present policy, which may be changed without shareholder approval, to:

  Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust or the person designated by the Trustees to make such determinations to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

  All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

  Each Fund reserves the right to assume a temporary defensive position by investing in preferred stocks, bonds or other defensive issues. It retains the freedom to administer the portfolio of the Funds accordingly when, in the judgment of the Adviser, economic and market conditions make such a course desirable.

  Concentrating investments in a particular industry or group of industries is commonly referred to as "industry risk". Industry risk is the possibility that stocks within the same industry will decline in price due to industry-specific market or economic developments. To the extent that the Funds concentrate investments in any one industry, the Funds are subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. Because of the rapid pace of technological development of certain industries, there is the risk that the products and services developed by similar companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products or

                      STATEMENT OF ADDITIONAL INFORMATION 2
services offered by similar companies will not meet expectations or even reach the marketplace. Although the Adviser currently believes that investments by the Funds in certain industries (ie, the technology industry) will offer greater opportunity for growth of capital than investments in other industries, such investments can fluctuate dramatically in value and will expose you to greater than average risk.

  OTHER INVESTMENTS: In connection with its investment objective and policies each Fund (except as otherwise indicated) may invest in the following types of securities which can involve certain risks:

Small Companies

  The Links Fund may invest in companies with relatively small market capitalization. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value per share of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

Repurchase Agreements

  Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase.

  The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

Loans of Securities

  The Funds may lend their portfolio securities, provided that cash or equivalent collateral equal to at least 100% of the market value of the securities loaned is continuously maintained by the borrower with the Funds. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. It is not currently anticipated that any Fund will have on loan at any given time securities totaling more than one-fourth of its net assets. A Fund runs the risk that the counterparty to a loan transaction will

                      STATEMENT OF ADDITIONAL INFORMATION 3
default on its obligation and that the value of the collateral received may be insufficient to cover the securities loaned as a result of an increase in the value of the securities of decline in the value of the collateral.

Options

  The Funds may write (i.e. sell) covered call and put options and purchase put and call options on securities that are traded on United States listed markets. The value of the underlying securities on which the options may be written at any one time will not exceed 15% of the Fund's total assets. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of the Fund's total assets at the time of purchase. The risks associated with options are that the option does not follow the price movement of the underlying security. Moreover, gains and losses depend on the investment adviser's ability to predict correctly the direction of stock prices, interest rates, and other economic factors.

Short Sales Against The Box

  Each Fund may sell short securities the Fund owns or has the right to acquire without further consideration, a technique called selling short "against the box." Short sales against the box may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, the Adviser does not want to sell the security. The Trust does not currently expect that more than 20% of any Fund's total assets would be involved in short sales against the box. For a more complete explanation, please refer to the Statement of Additional Information.

Real Estate Investment Trusts

  The Links Fund may invest up to 25% of assets in shares of real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Under the federal Internal Revenue Code (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it generally distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs, and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

  While the Links Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its option to purchase securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and

                      STATEMENT OF ADDITIONAL INFORMATION 4
operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

  In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Links Fund invests may invest their assets in specific real estate sectors, such as hotel REITs, housing REITs, golf property REITs, etc., and are therefore subject to the risks associated with adverse developments in the respective sectors.

                             MANAGEMENT OF THE TRUST

  The business of each Fund is managed under the direction of its Board of Trustees in accordance with the Declaration of Trust of the Value Trend Funds, which Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request. The Board of Trustees is responsible to manage each Fund under the laws of the State of Massachusetts. Pursuant to the Declaration of Trust, the trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of each Fund and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Funds' purposes. The trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The trustees and officers, together with their addresses, age, principal occupations during the past five years are as follows:

Ross C. Provence*
411 West Madison Avenue
El Cajon, California 92020
(62)

Trustee of the Trust and
President of the Trust

Portfolio Manager of the Funds. General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995-current). Estate planning attorney (1963-current).

                      STATEMENT OF ADDITIONAL INFORMATION 5

Bradley J. DeHaven*
9528 Blossom Valley Road
El Cajon, California 92020
(34)

Trustee of the Trust
Vice President of the Trust

Owner of De Haven Enterprises (1991-current). Computer consultant and CEO for Tech-Solutions (1990-1996).

Jeffrey R. Provence*
411 West Madison Avenue
El Cajon, California 92020
(30)

Trustee of the Trust,
Treasurer and Secretary of the Trust.

Portfolio Manager of the Funds. General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995-current). Computer consultant and CFO for Tech-Solutions (1992-1995). Partner of Investment Property Resources (1989-
1992).

Thomas H. Addis III
11413 West Bernardo Court
San Diego, CA 92127
(54)

Trustee of the Trust

Vice President of Full Swing Golf (1999 to current). President of Medallion Golf Management (1999 to current) Director of golf at Singing Hill Golf Resort (1967-1998). President of Professional Golfers Association of America (1995-1996).

George Cossolias, CPA
9455 Ridgehave Court, Suite 101
San Diego, CA 92123
(64)

Trustee of the Trust

Owner of George Cossolias & Company, CPAs (1972 to current). President of Lubrication Specialists, Inc. (1996 to current). Management Trustee of San Diego Cement Masons Pension

                      STATEMENT OF ADDITIONAL INFORMATION 6

Trustees who are "interested persons" (as defined in the Investment Company Act of Trust (1985 to current).1940) of the Trust or of the Trust's investment adviser are indicated by an asterisk (*)

  The address of each Trustee and officer of the Trust affiliated with Value Trend Funds is 411 West Madison Avenue, El Cajon, California 92020.

  The Trust pays no compensation to its officers or to the Trustees listed above who are officers or employees of Value Trend Funds. Each Trustee who is not an officer or employee of Value Trend Funds is compensated at the rate of $500.00 per annum by the Adviser, not the Trust. The compensation paid to the Trustees for the fiscal year end of June 30, 1999 from the trust is set forth in the following table:

===============================================
Total Compensation from Trust (the Trust is not
part of a Fund Complex)
===============================================
Ross C. Provence         0
Bradley J. DeHaven       0
Jeffrey R. Provence      0
Thomas H. Addis III      0
George Cossolias, CPA    0

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  As of April 24, 2000, National Investors Services Corp., 55 Water Street,
32nd Floor, New York, NY owned of record or beneficially 72.19% of the Value Trend Large Cap Fund's outstanding shares and 56.06% of the Value Trend Links Fund's outstanding shares and are considered control persons as defined under
Section 2(a)(9) of the 1940 Act by virtue of their ownership of more than 25% of the voting securities of the each Fund.

  As of April 24, 2000, the following persons owned of record 5% or more of the shares of the Value Trend Large Cap Fund:

National Investors Services Corp.,
55 Water Street, 32nd Floor, New York, NY
72.19%;

Irene Merkle
1101 Far Valley Road
Campo, California 91906
7.04%;

Christina Nussbaum
1101 Far Valley Road
Campo, California 91906
5.82%;

  As of April 24, 2000 the Trustees and officers of the Trust owned of record or beneficially 0.00% of the Value Trend Large Cap Fund's outstanding shares.

  As of April 24, 2000, the following persons owned of record 5% or more of the shares of the Value Trend Links Fund:

National Investors Services Corp.,
55 Water Street, 32nd Floor, New York, NY
56.04%;

Randolph Williams, IRA
1214 Borders Drive
Palatine, Illinois 60067
5.72%;

As of April 24, 2000 the Trustees and officers of the Trust owned of record or beneficially less than 1% of the Value Trend Links Fund's outstanding shares.

                      STATEMENT OF ADDITIONAL INFORMATION 7

                     INVESTMENT ADVISORY AND OTHER SERVICES

  Value Trend Capital Management, LP was organized in 1995 and has been managing investment accounts and money since that time. The Adviser serves as investment adviser to individuals, trusts, retirement plans, and non-profit organizations, and has no prior experience managing mutual funds. The address of Value Trend Capital Management, LP is 411 West Madison Avenue, El Cajon, Ca 92020. The General Partners of Value Trend Capital Management, LP are Ross C. Provence and Jeffrey R. Provence who also act as Trustees to the Trust. Each owns 50% and therefore are regarded to control Value Trend Capital Management, LP for purposes of the 1940 Act.

  Value Trend Capital Management, LP manages the investment portfolio of each Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Funds. Value Trend Capital Management also pays the salaries and fees of all officers and trustees of the Trust who are also officers, directors, or employees of Value Trend. For its services, the Adviser receives a fee of 1.25% per year of the average daily net assets of the Value Trend Large Cap Fund, and 1.35% per year of the average daily net assets of the Value Trend Links Fund.

  The advisory agreement for all Funds provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust or Value Trend Capital Management LP, as that term is defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval.

  Each advisory agreement is terminable on 60 days' written notice, without penalty, by a vote of a majority of applicable Fund's outstanding shares or by vote of a majority of the Board of Trustees, or by the Adviser on 60 days' written notice, and automatically terminates in the event of its assignment.
The advisory agreement provides that Value Trend Capital Management, LP owns all rights to and control of the name "Value Trend." The advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by Value Trend Capital Management, LP to eliminate all reference to the words "Value Trend" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Value Trend Funds.

  Each advisory agreement provides that Value Trend Capital Management, LP shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

TRANSFER AGENT

  The Trust has entered into an agreement with Mutual Shareholder Services, LLC (Formerly known as Maxus Information Systems, Inc), 1301 East Ninth Street, Suite 1005, Cleveland, Ohio, 44114 ("MSS"), to act as each Fund's transfer agent, and to provide the Trust with accounting services, record-keeping and

                      STATEMENT OF ADDITIONAL INFORMATION 8
shareholder service functions. For its services as fund accountant, MSS receives an annual fee from Value Trend Capital Management, LP based upon the average value of each Fund, with a maximum annual fee of $59,250. At Fund net asset values averaging less than $25 million, the annual fee would be $21,000 subject to a discounted fee until each fund reaches $10 million. For all other services provided, MSS receives from Value Trend Capital Management, LP an annual fee of $9.25 per shareholder (with a minimum charge of $775 per month subject to a discounted fee until each fund reaches $11) for shareholders services provided and a monthly fee of $12 per state for state registration and qualification of Fund shares provided._.

CUSTODIAN

  The Firstar Bank, 425 Walnut Street, Cincinnati, Ohio 45202 (the
"Custodian") is the Trust's custodian. The Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds.

AUDITORS

  The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145 has been selected as independent auditors for the Trust for the year ending June 30, 2000. McCurdy & Associates CPA's, Inc. performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

FINANCIAL STATEMENTS

  The financial statements and independent auditors report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1999. The Trust will provide the Annual Report without charge at written or telephone request.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

  In placing orders for the purchase and sale of portfolio securities for each Fund, Value Trend Capital Management, LP seeks the best price and execution. Value Trend Capital Management, LP will not pay brokers or dealers commissions in excess of commissions another broker or dealer would have charged for effecting such transaction on the basis of receiving brokerage and research
products and/or services.   Value Trend Capital Management, LP does not
currently intend to effect transactions on such basis. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment Value Trend Capital Management, LP, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

  For the period January 1, 1999 (commencement of operations) to the fiscal year ended June 30, 1999, the Value Trend Funds paid brokerage commissions of $729.00.

                      STATEMENT OF ADDITIONAL INFORMATION 9

                            DESCRIPTION OF THE TRUST

  The Trust, registered with the Securities and Exchange Commission as an open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated September 2, 1998.

  The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

  The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all Funds.

  The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares or Fund into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a series to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

  The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders. As a matter of policy, however, the Trustees will not terminate the Trust or any Fund without submitting the matter to a vote of the shareholders of the Trust or the relevant Fund.

Voting Rights

  As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration

                     STATEMENT OF ADDITIONAL INFORMATION 10
of Trust) on the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

  The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the Investment Company Act of 1940 or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

  There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

  Upon written request by ten holders of shares having an aggregate net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

  Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

  No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

Shareholder and Trustee Liability

  Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the

                     STATEMENT OF ADDITIONAL INFORMATION 11

Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund would be unable to meet its obligations.

  The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                        PURCHASE, PRICING AND REDEMPTION

  Subject to minimum initial investment requirements and certain other conditions, an investor may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:

Value Trend Funds
1301 East Ninth Street, Suite 1005
Cleveland, Ohio 44114

  The procedures for purchasing shares of the Funds are summarized in "Investing in the Funds" in the Prospectus.

Pricing - Net Asset Value

  The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

  The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund's Transfer Agent, Mutual Shareholder Services. Your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day's NAV. The Fund's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund's Board of Trustees. The Fund may use pricing services to determine market value.

                     STATEMENT OF ADDITIONAL INFORMATION 12

Shareholder Services

  A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by . Mutual Shareholder Services. Certificates representing shares are not issued. Following each transaction in the account, a shareholder will receive a statement of the transaction. After the close of each fiscal year . Mutual Shareholder Services will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

  The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

  The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Systematic Withdrawal Plan

  A Systematic Withdrawal Plan, referred to in the Prospectus Under "Systematic Withdrawal Plan," provides for monthly or quarterly, withdrawal payments of $100 or more from the account of a shareholder provided that the account has a value of at least $25,000 at the time the plan is established.

  Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in the net asset value. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

Exchange Privilege

  Shareholders may redeem their shares of any Fund and have the proceeds applied on the same day to purchase shares of any other Fund. The value of shares exchanged must be at least $1,000 and all exchanges are subject to the minimum investment requirement of the Fund into which the exchange is being made. This option is summarized in the Prospectus under "Shareholder Services-- Free Exchange Privilege."

  Exchanges may be effected by (1) making a telephone request by calling 1-800-590-0898, provided that an investor does not decline the exchange privilege on the account application or (2) sending a written exchange request to . Mutual Shareholder Services accompanied by an account application for the appropriate Fund. The Trust reserves the right to modify this exchange privilege without prior notice.

  An exchange constitutes a sale of the shares for federal income tax purposes on which the investor may realize a capital gain or loss.

                     STATEMENT OF ADDITIONAL INFORMATION 13

IRAs

  Under "Tax-Deferred Retirement Plans" the Prospectus refers to Individual Retirement Accounts (IRAs), Roth IRAs and Educational IRAs established under a prototype plan made available by the Distributor. These plans may be funded with shares of any Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Distributor.

  Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

Redemptions

  The procedures for redemption of Fund shares are summarized in the Prospectus under "Instructions for Selling Fund Shares."

  Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $25,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

  If a shareholder does not decline the telephone redemption service on the application form, Fund shares may be redeemed by making a telephone call directly to . Mutual Shareholder Services at 1-800-590-0898. There is currently a $15 charge for processing wire redemptions. Telephonic redemption requests must be received by 4:00 p.m. prior to the close of regular trading on the New York Stock Exchange on a day when the Exchange is open for business. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted by . Mutual Shareholder Services and a new request will be necessary.

  In order to redeem shares by telephone, a shareholder must not select the DISTRIBUTION & TELEPHONE OPTIONS section which states: I (we) DO NOT authorize The Transfer Agent to honor telephone instructions for this account. Neither the Fund nor the Transfer Agent will be liable for properly acting upon telephone instructions believed to be genuine. I (we) understand that redemptions authorized by telephone are paid by check and mailed to me (us) or wire transferred to an account of the exact same title. I (we) understand that a limit for telephone redemptions is $25,000. The Trust, Value Trend Funds and Mutual Shareholder Services are not responsible for the authenticity of withdrawal instructions received by telephone.

  The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by . Mutual Shareholder Services in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have

                     STATEMENT OF ADDITIONAL INFORMATION 14
recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

  Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

   A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long-term or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

                                    TAXATION

  As described in the Prospectus under "Taxes" it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

  Income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to Value Trend Funds, 1301 East Ninth Street, Suite 1005 Cleveland, Ohio 44114 . In order for a change to be in effect for any dividend or distribution, it must be received by 10:00 a.m. on or before the record date for such dividend or distribution.

  As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

  Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to qualify for the special tax treatment accorded regulated investment companies and their shareholders. In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, cash items (including receivables), government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other regulated investment

                     STATEMENT OF ADDITIONAL INFORMATION 15
companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. If it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

  An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

  Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. Pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act"), dividends of long-term capital gains generally will be subject to a maximum tax rate of 20% based upon the holding period in the portfolio investment generating the distributed gains. A loss on the sale of shares held for 12 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

  Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.

  Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. Pursuant to the 1997 Act, long-term capital gains generally will be subject to a maximum tax rate of 20% depending upon the shareholder's holding period in Fund shares. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Internal Revenue Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

  Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

                     STATEMENT OF ADDITIONAL INFORMATION 16

  The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

                         CALCULATION OF PERFORMANCE DATA

  Total Return with respect to a Fund is a measure of the change in value of an investment in such Fund over the period covered, and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for calculating total return includes four steps:
(1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

  For the purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, funds that intend to advertise performance must include average annual total return quotations calculated according to the following formula

n
P(1+T) = ERV

Where:
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years (1, 5, or 10)
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year period, at the end of such period (or fractional portion thereof).

Performance Comparison

  Total Return. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

                     STATEMENT OF ADDITIONAL INFORMATION 17

  Lipper Analytical Services, Inc. ("Lipper") distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

  Micropal, Inc. ("Micropal") distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5- year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

  Morningstar, Inc. ("Morningstar") distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar. Morningstar ratings cover a variety of performance periods, including year-to-date, 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investors Service, Inc.

  CDA/Weisenberger's Management Results ("Weisenberger") publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

  Performance information may also be used to compare the performance of the Funds to certain widely acknowledged standards or indices for stock market performance, such as those listed below.

  Consumer Price Index. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

  Dow Jones Industrial Average. The Dow Jones Industrial Average is a market value- weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

  MSCI-EAFE Index. The MSCI-EAFE Index contains over 1000 stocks from 20 different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

  MSCI-EAFE ex-Japan Index. The MSCI-EAFE ex-Japan Index consists of all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

                     STATEMENT OF ADDITIONAL INFORMATION 18

  Russell 2000 Index. The Russell 2000 Index is comprised of the 2000 smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

  Standard & Poor's/Barra Growth Index. The Standard & Poor's/Barra Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

  Standard & Poor's/Barra Value Index. The Standard & Poor's/Barra Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

  Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The S&P
500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

  From time to time, articles about the Funds regarding performance, rankings and other characteristics of the Funds may appear in publications. Publications may publish their own rankings or performance reviews of mutual funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of Value Trend Capital Management, LP who have portfolio management responsibility may also be used in the Funds' promotional literature.

                     STATEMENT OF ADDITIONAL INFORMATION 19

PART C

OTHER INFORMATION

Item 23. Financial Statements and Exhibits.

(a) Articles of Incorporation. Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(b) By-Laws. Copy of Registrant's By-Laws, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None.

(d) Investment Advisory Contracts. Copy of Registrant's Investment Advisory Agreement with Value Trend Capital Management, LP, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(e) Underwriting Contracts. None.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreements. Copy of Registrant's agreement with the Custodian is filed herewith.

(h) Other Material Contracts. None.

(i) Legal Opinion. Legal Opinion of Ross C. Provence, which was filed as an Exhibit to Registrants Pre Effective Amendment No. 1, is hereby incorporated by reference.

(j) Other Opinions. Consent of McCurdy & Associates CPAs is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Subscription Agreements of the Value Trend Large Cap Fund and the Value Trend Links Fund, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

(m) Rule 12b-1 Plan. None.

(n) Financial Data Schedule. None.

(o) Rule 18f-3 Plan. None.

(p) Code of Ethics.
  (i) Registrants Code of Ethics and Value Trend Capital Management, LP's Code of Ethics is filed herewith.

Item 24. Control Persons.

The Funds and the Adviser may be deemed to be under common control of Ross C. Provence (President of the Funds) and Jeffrey R. Provence (Secretary and Treasurer of the Funds), who are both General Partners of the Adviser.

Item 25. Indemnification.

Reference is made to Article IV of the Registrant's Agreement and Declaration of Trust which was filed as an Exhibit to Registrant's Pre-Effective Amendment No.1. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforce able. In the event that a claim for indemnification against such liabilities (other than the payment by the
registrant  of  expenses  incurred  or paid by a trustee,   officer  or
controlling   person  of  the registrant in the  successful  defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate
jurisdiction   the  question whether such  indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26. Activities of Investment Adviser.

(a) Value Trend Capital Mangement, LP, 411 West Madison Avenue, El Cajon, California 92020 ("Value Trend") is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

(b) The following list sets forth other substantial business activities of the directors and officers of Value Trend during the past two years - None.

Item 27. Principal Underwriter. None.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at The Tower at Erieview, 1301 East Ninth Street, Suite 1005, Cleveland, Ohio 44114, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, Firstar Bank, 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29. Management Services. Not Discussed in Parts A or B. None.

Item 30. Undertakings. None.


                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California, on the 28th day of April, 2000

                                VALUE TREND FUNDS


                              By: /s/ Ross C. Provence
                                  ------------------
                                  Ross C. Provence, President


  Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                  Title                    Date

/s/ Ross C. Provence                               04/28/00
--------------------                               ---------
  Ross C. Provence          President and
                         Trustee of the Funds


/s/ Bradley J. DeHaven                             04/28/00
--------------------                               ---------
  Bradley J. DeHaven       Vice President and
                         Trustee of the Funds


/s/ Jeffrey R. Provence                            04/28/99
--------------------                               ---------
  Jeffrey R. Provence      Secretary, Tresurer and
                         Trustee of the Funds


/s/ Thomas H. Addis                                04/28/00
--------------------                               ---------
  Thomas H. Addis III      Trustee of the Funds



/s/ George Cossolias                               04/28/00
--------------------                               ---------
  George Cossolias, CPA    Trustee of the Funds

VALUE TREND FUNDS
PART C - EXHIBIT LIST FOR POST-EFFECTIVE AMENDMENT 2
AS FILED ON MAY 1, 2000

ITEM

23 (g) Form of Custody Agreement with Firstar Bank, N.A.
23 (j) Consent of Independent Certified Public Accountants.
23 (p) Code of Ethics for Value Trend Funds & Value Trend Capital
Management, LP.

EXHIBIT 99.23G

CUSTODY AGREEMENT

	This agreement (the "Agreement") is entered into as of the 10th day of February, 2000, by and between Value Trend Funds, (the "Trust") and Firstar Bank, National Association, (the "Custodian"), a national banking association having its principal office at 425 Walnut Street, Cincinnati, Ohio, 45202.

	WHEREAS, the Trust and the Custodian desire to enter into this Agreement to provide for the custody and safekeeping of the assets of the Trust as required by the Act (as hereafter defined).

	THEREFORE, in consideration of the mutual promises hereinafter set forth, the Trust and the Custodian agree as follows:

ARTICLE I

Definitions

	The following words and phrases, when used in this Agreement, unless the context otherwise requires, shall have the following meanings:

	Act - the Investment Company Act of 1940, as amended.

	1934 Act - the Securities and Exchange Act of 1934, as amended.

	Authorized Person - any (i) Officer of the Trust or (ii) any other person, whether or not any such person is an officer or employee of the Trust, who is duly authorized by the Board of Trustees of the Trust to give Oral Instructions and Written Instructions on behalf of the Trust or any Fund, and named in Appendix A attached hereto and as amended from time to time by resolution of the Board of Trustees, certified by an Officer, and received by the Custodian.

	Board of Trustees - the Trustees from time to time serving under the Trust's Agreement and Declaration of Trust, as from time to time amended.

	Book-Entry System - a federal book-entry system as provided in Subpart O of Treasury Circular No. 300, 31 CFR 306, in Subpart B of 31 CFT
Part 350, or in such book-entry regulations of federal agencies as are substantially in the form of Subpart O.

	Business Day - any day recognized as a settlement day by The New York Stock Exchange, Inc. and any other day for which the Trust computes the net asset value of Shares of any fund.

	Depository - The Depository Trust Company ("DTC"), a limited purpose trust company, its successor(s) and its nominee(s). Depository shall include any other clearing agency registered with the SEC under Section
17A of the 1934 Act which acts as a system for the central handling of Securities where all Securities of any particular class or series of an issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of the Securities provided that the Custodian shall have received a copy of a resolution of the Board of Trustees, certified by an Officer, specifically approving the use of such clearing agency as a depository for the Funds.

	Dividend and Transfer Agent - the dividend and transfer agent appointed, from time to time, pursuant to a written agreement between the dividend and transfer agent and the Trust.

	Foreign Securities - a) securities issued and sold primarily outside of the United States by a foreign government, a national of any foreign country, or a trust or other organization incorporated or organized under the laws of any foreign country or; b) securities issued or guaranteed by the government of the United States, by any state, by any political subdivision or agency thereof, or by any entity organized under the laws of the United States or of any state thereof, which have been issued and sold primarily outside of the United States.

	Fund - each series of the Trust listed in Appendix B and any additional series added pursuant to Proper Industries. A series is individually referred to as a "Fund" and collectively referred to as the "Funds."

	Money Market Security - debt obligations issued or guaranteed as to principal and/or interest by the government of the United States or agencies or instrumentalities thereof, commercial paper, obligations (including certificates of deposit, bankers' acceptances, repurchase agreements and reverse repurchase agreements with respect to the same), and time deposits of domestic banks and thrift institutions whose deposits are insured by the Federal Deposit Insurance Corporation, and short-term corporate obligations where the purchase and sale of such securities normally require settlement in federal funds or their equivalent on the same day as such purchase and sale, all of which mature in not more than thirteen (13) months.

	NASD - the National Association of Securities Dealers, Inc.

	Officer - the Chairman, President, Secretary, Treasurer, any Vice President, Assistant Secretary or Assistant Treasurer of the Trust.

	Oral Instructions - instructions orally transmitted to and received by the Custodian from an Authorized Person (or from a person that the Custodian reasonably believes in good faith to be an Authorized Person) and confirmed by Written Instructions in such a manner that such Written Instructions are received by the Custodian on the Business Day immediately following receipt of such Oral Instructions.

	Proper Instructions - Oral Instructions or Written Instructions. Proper Instructions may be continuing Written Instructions when deemed appropriate by both parties.

	Prospectus - the Trust's then currently effective prospectus and Statement of Additional Information, as filed with and declared effective from time to time by the Securities and Exchange Commission.

	Security or Securities - Money Market Securities, common stock, preferred stock, options, financial futures, bonds, notes, debentures, corporate debt securities, mortgages, bank certificates of deposit, bankers' acceptances, mortgage-backed securities or other obligations and any certificates, receipts, warrants, or other instruments or documents representing rights to receive, purchase, or subscribe for the same or evidencing or representing any other rights or interest therein, or any similar property or assets that the Custodian has the facilities to clear and to service.

	SEC - the Securities and Exchange Commission of the United States of
America.

	Shares - with respect to a Fund, the units of beneficial interest issued by the Trust on account of such Fund.

	Trust - the Value Trend Funds a business trust organized under the laws of Massachusetts which is a open-end management investment company registered under the Act.

	Written Instructions - communications in writing actually received by the Custodian from an Authorized Person. A communication in writing includes a communication by facsimile, telex or between electro-mechanical or electronic devices (where the use of such devices have been approved by resolution of the Trustee and the resolution is certified by an Officer and delivered to the Custodian). All written communications shall be directed to the Custodian, attention: Mutual Fund Custody Department.

ARTICLE II

Appointment; Acceptance; and Furnishing of Documents

	A.	Appointment of Custodian.  The Trust hereby constitutes and
appoints the Custodian as custodian of all Securities and cash owned by the Trust at any time during the term of this Agreement.

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	B.	Acceptance of Custodian.  The Custodian hereby accepts
appointment as such custodian and agrees to perform the duties thereof as hereinafter set forth.

	C.	Documents to be Furnished.  The following documents, including any amendments thereto, will be provided contemporaneously with the execution of the Agreement, to the Custodian by the Trust:

		1.	A copy of the Articles of Incorporation of the Trust
certified by the Secretary.

		2.	A copy of the By-Laws of the Trust certified by the
Secretary.

		3.	A copy of the resolution of the Board of Trustees of the
Trust appointing the Custodian, certified by the Secretary.

		4.	A copy of the then current Prospectus.

		5.	A Certificate of the President and Secretary of the
Trust setting forth the names and signatures of the current Officers of the Trust and other Authorized Persons.

	D.	Notice of Appointment of Dividend and Transfer Agent.  The
Trust agrees to notify the Custodian in writing of the appointment, termination or change in appointment of any Dividend and Transfer Agent.

ARTICLE III

Receipt of Trust Assets

	A.	Delivery of Moneys.  During the term of this Agreement, the
Trust will deliver or cause to be delivered to the Custodian all moneys to be held by the Custodian for the account of any Fund. The Custodian shall be entitled to reverse any deposits made on any Fund's behalf where such deposits have been entered and moneys are not finally collected within 30 days of the

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

making of such entry.

	B.	Delivery of Securities.  During the term of this Agreement,
the Trust will deliver or cause to be delivered to the Custodian all Securities to be held by the Custodian for the account of any Fund. The Custodian will not have any duties or responsibilities with respect to such Securities until actually received by the Custodian.

	C.	Payments for Shares.  As and when received, the Custodian
shall deposit to the account(s) of a Fund any and all payments for Shares of that Fund issued or sold from time to time as they are received from the Trust's distributor or Dividend and Transfer Agent or from the Trust itself.

	D.	Duties Upon Receipt.  The Custodian shall not be responsible for any Securities, moneys or other assets of any Fund until actually received by it.

	E.	Validity of Title.  The Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received or delivered by it pursuant to this Agreement.

ARTICLE IV

Disbursement of Trust Assets

	A.	Declaration of Dividends by Trust.  The Trust shall furnish to the Custodian a copy of the resolution of the Board of Trustees of the Trust, certified by the Trust's Secretary, either (i) setting forth the date of the declaration of any dividend or distribution in respect of Shares of any Fund of the Trust, the date of payment thereof, the record date as of which the Fund shareholders entitled to payment shall be determined, the amount payable per share to Fund shareholders of record as of that date, and the total amount to be paid by the Dividend and Transfer Agent on the payment date, or (ii) authorizing the declaration of

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

dividends and distributions in respect of Shares of a Fund on a daily basis and authorizing the Custodian to rely on Written Instructions setting forth the date of the declaration of any such dividend or distribution, the date of payment thereof, the record date as of which the Fund shareholders entitled to payment shall be determined, the amount payable per share to Fund shareholders of record as of that date, and the total amount to be paid by the Dividend and Transfer Agent on the payment date.

	On the payment date specified in the resolution or Written Instructions described above, the Custodian shall segregate such amounts from moneys held for the account of the Fund so that they are available for such payment.

	B.	Segregation of Redemption Proceeds.  Upon receipt of Proper
Instructions so directing it, the Custodian shall segregate amounts necessary for the payment of redemption proceeds to be made by the Dividend and Transfer Agent from moneys held for the account of the Fund so that they are available for such payment.

	C.	Disbursements of Custodian.  Upon receipt of a Certificate
directing payment and setting forth the name and address of the person to whom such payment is to be made, the amount of such payment, the name of the Fund from which payment is to be made, and the purpose for which payment is to be made, the Custodian shall disburse amounts as and when directed from the assets of that Fund. The Custodian is authorized to rely on such directions and shall be under no obligation to inquire as to the propriety of such directions.

	D.	Payment of Custodian Fees.  Upon receipt of Written
Instructions directing payment, the Custodian shall disburse moneys from the assets of the Trust in payment of the Custodian's fees and expenses as provided in Article VIII hereof.

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ARTICLE V
Custody of Trust Assets

	A.	Separate Accounts for Each Fund.  As to each Fund, the
Custodian shall open and maintain a separate bank account or accounts in the United States in the name of the Trust coupled with the name of such Fund, subject only to draft or order by the Custodian acting pursuant to the terms of this Agreement, and shall hold all cash received by it from or for the account of the Fund, other than cash maintained by the Fund in a bank account established and used by the Fund in accordance with Rule 17f-3 under the Act. Moneys held by the Custodian on behalf of a Fund may be deposited by the Custodian to its credit as Custodian in the banking department of the Custodian. Such moneys shall be deposited by the Custodian in its capacity as such, and shall be withdrawable by the Custodian only in such capacity.

	B.	Segregation of Non-Cash Assets.  All Securities and non-cash property held by the Custodian for the account of a Fund (other than Securities maintained in a Depository or Book-entry System) shall be physically segregated from other Securities and non-cash property in the possession of the Custodian (including the Securities and non-cash property of the other Funds) and shall be identified as subject to this Agreement.

	C.	Securities in Bearer and Registered Form.  All Securities held which are issued or issuable only in bearer form, shall be held by the Custodian in that form; all other Securities held for the Fund may be registered in the name of the Custodian, any sub-custodian appointed in accordance with this Agreement, or the nominee of any of them. The Trust agrees to furnish to the Custodian appropriate instruments to enable the Custodian to hold, or deliver in proper form for transfer, any Securities that it may hold for the account of any Fund and which may, from time to time, be registered in the name of a Fund.

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

	D.	Duties of Custodian As to Securities.  Unless otherwise
instructed by the Trust, with respect to all Securities held for the Trust, the Custodian shall on a timely basis (concerning items 1 and 2 below, as defined in the Custodian's Standards of Service Guide, as amended from time to time, annexed hereto as Appendix D):

		1.)	Collect all income due and payable with respect to such
Securities;

		2.)	Present for payment and collect amounts payable upon all
Securities which may mature or be called, redeemed, or retired, or otherwise become payable;

		3.)	Surrender interim receipts or Securities in temporary
form for Securities in definitive form; and

		4.)	Execute, as Custodian, any necessary declarations or
certificates of ownership under the Federal income tax laws or the laws or regulations of any other taxing authority, including any foreign taxing authority, now or hereafter in effect.

	E.	Certain Actions Upon Written Instructions.  Upon receipt of a
Written Instructions and not otherwise, the Custodian shall:

		1.)	Execute and deliver to such persons as may be designated
in such Written Instructions proxies, consents, authorizations, and any other instruments whereby the authority of the Trust as beneficial owner of any Securities may be exercised;

		2.)	Deliver any Securities in exchange for other Securities
or cash issued or paid in connection with the liquidation, reorganization, refinancing, merger, consolidation, or recapitalization of any trust, or the exercise of any conversion privilege;

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

		3.)	Deliver any Securities to any protective committee,
reorganization committee, or other person in connection with the reorganization, refinancing, merger, consolidation, recapitalization, or sale of assets of any trust, and receive and hold under the terms of this Agreement such certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;

		4.)	Make such transfers or exchanges of the assets of any
Fund and take such other steps as shall be stated in the Written
Instructions to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Trust; and

		5.)	Deliver any Securities held for any Fund to the
depository agent for tender or other similar offers.

	F.	Custodian to Deliver Proxy Materials.  The Custodian shall
promptly deliver to the Trust all notices, proxy material and executed but unvoted proxies pertaining to shareholder meetings of Securities held by any Fund. The Custodian shall not vote or authorize the voting of any Securities or give any consent, waiver or approval with respect thereto unless so directed by Written Instructions.

	G.	Custodian to Deliver Tender Offer Information.  The Custodian
shall promptly deliver to the Trust all information received by the Custodian and pertaining to Securities held by any Fund with respect to tender or exchange offers, calls for redemption or purchase, or expiration of rights. If the Trust desires to take action with respect to any tender offer, exchange offer or other similar transaction, the Trust shall notify the Custodian at least five Business Days prior to the date on which the

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

Custodian is to take such action. The Trust will provide or cause to be provided to the Custodian all relevant information for any Security which has unique put/option provisions at least five Business Days prior to the beginning date of the tender period.

ARTICLE VI

Purchase and Sale of Securities

	A.	Purchase of Securities.  Promptly after each purchase of
Securities by the Trust, the Trust shall deliver to the Custodian (i) with respect to each purchase of Securities which are not Money Market Securities, Written Instructions, and (ii) with respect to each purchase of Money Market Securities, Proper Instructions, specifying with respect to each such purchase the;

		1.)	name of the issuer and the title of the Securities,

		2.)	the number of shares, principal amount purchased (and
accrued interest, if any) or other units purchased,

		3.)	date of purchase and settlement,

		4.)	purchase price per unit,

		5.)	total amount payable,

 		6.)	name of the person from whom, or the broker through
which, the purchase was made,

		7.)	the name of the person to whom such amount is payable,
and

		8.)	the Fund for which the purchase was made.

The Custodian shall, against receipt of Securities purchased by or for the Trust, pay out of the moneys held for the account of such Fund the total amount specified in the Written Instructions, or Oral Instructions, if applicable, to the person named therein. The Custodian shall not be under any obligation to pay out moneys to cover the cost of a purchase of Securities for a Fund, if in the relevant Fund custody account there is

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

insufficient cash available to the Fund for which such purchase was made.

	B.	Sale of Securities.  Promptly after each sale of Securities by a Fund, the Trust shall deliver to the Custodian (i) with respect to each sale of Securities which are not Money Market Securities, Written
Instructions, and (ii) with respect to each sale of Money Market
Securities, Proper Instructions, specifying with respect to each such sale the:

		1.)	name of the issuer and the title of the Securities,

		2.)	number of shares, principal amount sold (and accrued
interest, if any) or other units sold,

		3.)	date of sale and settlement,

		4.)	sale price per unit,

		5.)	total amount receivable,

 		6.)	name of the person to whom, or the broker through which,
the sale was made,

		7.)	name of the person to whom such Securities are to be
delivered, and

		8.)	Fund for which the sale was made.
The Custodian shall deliver the Securities against receipt of the total amount specified in the Written Instructions, or Oral Instructions, if applicable. Notwithstanding any other provision of this Agreement, the Custodian, when properly instructed as provided herein to deliver Securities against payment, shall be entitled, if in accordance with generally accepted market practice, to deliver such Securities prior to actual receipt of final payment therefor. In any such case, the Fund for which the Securities were delivered shall bear the risk that final payment for the Securities may not be made or that the Securities may be returned or otherwise held or disposed of by or through the person to whom they

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

were delivered, and the Custodian shall have no liability for any of the foregoing.

	C.	Payment on Settlement Date.  On contractual settlement date, the account of the Fund will be charged for all purchased Securities settling on that day, regardless of whether or not delivery is made. Likewise, on contractual settlement date, proceeds from the sale of Securities settling that day will be credited to the account of the Fund, irrespective of delivery. Any such credit shall be conditioned upon actual receipt by Custodian of final payment and may be reversed if final payment is not actually received in full.

	D.	Credit of Moneys Prior to Receipt.  With respect to any credit given prior to actual receipt of final payment, the Custodian may, in its sole discretion and from time to time, permit a Fund to use funds so credited to its Fund custody account in anticipation of actual receipt of final payment. Any such funds shall be deemed a loan from the Custodian to the Trust payable on demand and bearing interest accruing from the date such loan is made up to but not including the date on which such loan is repaid at the rate per annum customarily charged by the Custodian on similar loans.

	E.	Segregated Accounts.  The Custodian shall, upon receipt of
Proper Instructions so directing it, establish and maintain a segregated account or accounts for and on behalf of a Fund. Cash and/or Securities may be transferred into such account or accounts for specific purposes, to-wit:

		1.)	in accordance with the provision of any agreement among
the Trust, the Custodian, and a broker-dealer registered under the 1934
Act, and also a member of the NASD (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with

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

the rules of the Options Clearing Corporation and of any registered national securities exchange, the Commodity Futures Trading Commission, any registered contract market, or any similar organization or organizations requiring escrow or other similar arrangements in connection with transactions by the Fund;

		2.)	for purposes of segregating cash or Securities in
connection with options purchased, sold, or written by the Fund or commodity futures contracts or options thereon purchased or sold by the Fund;

		3.)	for the purpose of compliance by the Fund with the
procedures required for reverse repurchase agreements, firm commitment agreements, standby commitment agreements, and short sales by Act Release No. 10666, or any subsequent release or releases or rule of the SEC relating to the maintenance of segregated accounts by registered investment companies;

		4.)	for the purpose of segregating collateral for loans of
Securities made by the Fund; and

		5.)	for other proper corporate purposes, but only upon
receipt of, in addition to Proper Instructions, a copy of a resolution of the Board of Trustees, certified by an Officer, setting forth the purposes of such segregated account.

	Each segregated account established hereunder shall be established and maintained for a single Fund only. All Proper Instructions relating to a segregated account shall specify the Fund involved.

	F.	Advances for Settlement.  Except as otherwise may be agreed
upon by the parties hereto, the Custodian shall not be required to comply

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

with any Written Instructions to settle the purchase of any Securities on behalf of a Fund unless there is sufficient cash in the account(s) pertaining to such Fund at the time or to settle the sale of any Securities from such an account(s) unless such Securities are in deliverable form. Notwithstanding the foregoing, if the purchase price of such Securities exceeds the amount of cash in the account(s) at the time of such purchase, the Custodian may, in its sole discretion, advance the amount of the difference in order to settle the purchase of such Securities. The amount of any such advance shall be deemed a loan from the Custodian to the Trust payable on demand and bearing interest accruing from the date such loan is made up to but not including the date such loan is repaid at the rate per annum customarily charged by the Custodian on similar loans.

ARTICLE VII

Trust Indebtedness

	In connection with any borrowings by the Trust, the Trust will cause to be delivered to the Custodian by a bank or broker requiring Securities as collateral for such borrowings (including the Custodian if the borrowing is from the Custodian), a notice or undertaking in the form currently employed by such bank or broker setting forth the amount of collateral.
The Trust shall promptly deliver to the Custodian Written Instructions specifying with respect to each such borrowing: (a) the name of the bank or broker, (b) the amount and terms of the borrowing, which may be set forth by incorporating by reference an attached promissory note duly endorsed by the Trust, or a loan agreement, (c) the date, and time if known, on which the loan is to be entered into, (d) the date on which the loan becomes due and payable, (e) the total amount payable to the Trust on the borrowing date, and (f) the description of the Securities securing the loan,

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

including the name of the issuer, the title and the number of shares or other units or the principal amount. The Custodian shall deliver on the borrowing date specified in the Written Instructions the required collateral against the lender's delivery of the total loan amount then payable, provided that the same conforms to that which is described in the Written Instructions. The Custodian shall deliver, in the manner directed by the Trust, such Securities as additional collateral, as may be specified in Written Instructions, to secure further any transaction described in this Article VII. The Trust shall cause all Securities released from collateral status to be returned directly to the Custodian and the Custodian shall receive from time to time such return of collateral as may be tendered to it.

	The Custodian may, at the option of the lender, keep such collateral in its possession, subject to all rights therein given to the lender because of the loan. The Custodian may require such reasonable conditions regarding such collateral and its dealings with third-party lenders as it may deem appropriate.

ARTICLE VIII

Concerning the Custodian

	A.	Limitations on Liability of Custodian.  Except as otherwise
provided herein, the Custodian shall not be liable for any loss or damage resulting from its action or omission to act or otherwise, except for any such loss or damage arising out of its own gross negligence or willful misconduct. The Trust shall defend, indemnify and hold harmless the Custodian and its directors, officers, employees and agents with respect to any loss, claim, liability or cost (including reasonable attorneys' fees) arising or alleged to arise from or relating to the Trust's duties hereunder or any other action or inaction of the Trust or its Trustees,

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

officers, employees or agents, except such as may arise from the grossly negligent action or omission, willful misconduct or breach of this Agreement by the Custodian. The Custodian shall be entitled to rely on and may act upon the advice and opinion of counsel on all matters, at the expense of the Trust, and shall be without liability for any action reasonably taken or omitted pursuant to such advice or opinion of counsel. The provisions under this paragraph shall survive the termination of this Agreement.

	B.	Actions Not Required By Custodian.  Without limiting the
generality of the foregoing, the Custodian, acting in the capacity of Custodian hereunder, shall be under no obligation to inquire into, and shall not be liable for:

		1.)	The validity of the issue of any Securities purchased by
or for the account of any Fund, the legality of the purchase thereof, or the propriety of the amount paid therefor;

		2.)	The legality of the sale of any Securities by or for the
account of any Fund, or the propriety of the amount for which the same are sold;

		3.)	The legality of the issue or sale of any Shares of any
Fund, or the sufficiency of the amount to be received therefor;

		4.)	The legality of the redemption of any Shares of any Fund,
or the propriety of the amount to be paid therefor;

		5.)	The legality of the declaration or payment of any
dividend by the Trust in respect of Shares of any Fund;

		6.)	The legality of any borrowing by the Trust on behalf of
the Trust or any Fund, using Securities as collateral;

		7.)	Whether the Trust or a Fund is in compliance with the
1940 Act, the regulations thereunder, the provisions of the Trust's charter

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

documents or by-laws, or its investment objectives and policies as then in effect.

	C.	No Duty to Collect Amounts Due From Dividend and Transfer
Agent. The Custodian shall not be under any duty or obligation to take action to effect collection of any amount due to the Trust from any Dividend and Transfer Agent of the Trust nor to take any action to effect payment or distribution by any Dividend and Transfer Agent of the Trust of any amount paid by the Custodian to any Dividend and Transfer Agent of the Trust in accordance with this Agreement.

	D.	No Enforcement Actions.  Notwithstanding Section D of Article
V, the Custodian shall not be under any duty or obligation to take action, by legal means or otherwise, to effect collection of any amount, if the Securities upon which such amount is payable are in default, or if payment is refused after due demand or presentation, unless and until (i) it shall be directed to take such action by Written Instructions and (ii) it shall be assured to its satisfaction (including prepayment thereof) of reimbursement of its costs and expenses in connection with any such action.

	E.	Authority to Use Agents and Sub-Custodians.  The Trust
acknowledges and hereby authorizes the Custodian to hold Securities through its various agents described in Appendix C annexed hereto. The Fund hereby represents that such authorization has been duly approved by the Board of Trustees of the Trust as required by the Act.

	In addition, the Trust acknowledges that the Custodian may appoint one or more financial institutions, as agent or agents or as sub-custodian or sub-custodians, including, but not limited to, banking institutions located in foreign countries, for the purpose of holding Securities and moneys at any time owned by the Fund. The Custodian shall not be relieved

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

of any obligation or liability under this Agreement in connection with the appointment or activities of such agents or sub-custodians. Any such agent or sub-custodian shall be qualified to serve as such for assets of investment companies registered under the Act. The Funds shall reimburse the Custodian for all costs incurred by the Custodian in connection with opening accounts with any such agents or sub-custodians. Upon request, the Custodian shall promptly forward to the Trust any documents it receives from any agent or sub-custodian appointed hereunder which may assist trustees of registered investment companies to fulfill their responsibilities under Rule 17f-5 of the Act.

	F.	No Duty to Supervise Investments.  The Custodian shall not be under any duty or obligation to ascertain whether any Securities at any time delivered to or held by it for the account of the Trust are such as properly may be held by the Trust under the provisions of the Articles of Incorporation and the Trust's By-Laws.

	G.	All Records Confidential.  The Custodian shall treat all
records and other information relating to the Trust and the assets of all Funds as confidential and shall not disclose any such records or information to any other person unless (i) the Trust shall have consented thereto in writing or (ii) such disclosure is required by law.

	H.	Compensation of Custodian.  The Custodian shall be entitled to receive and the Trust agrees to pay to the Custodian such compensation as shall be determined pursuant to Appendix E attached hereto, or as shall be determined pursuant to amendments to Appendix E. The Custodian shall be entitled to charge against any money held by it for the account of any Fund, the amount of any of its fees, any loss, damage, liability or expense, including counsel fees. The expenses which the Custodian may charge against the account of a Fund include, but are not limited to, the expenses of agents or sub-custodians incurred in settling transactions involving the purchase and sale of Securities of the Fund.

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

	I.	Reliance Upon Instructions.  The Custodian shall be entitled to rely upon any Proper Instructions. The Trust agrees to forward to the Custodian Written Instructions confirming Oral Instructions in such a manner so that such Written Instructions are received by the Custodian, whether by hand delivery, telex, facsimile or otherwise, on the same
Business Day on which such Oral Instructions were given. The Trust agrees that the failure of the Custodian to receive such confirming instructions shall in no way affect the validity of the transactions or enforceability of the transactions hereby authorized by the Trust. The Trust agrees that the Custodian shall incur no liability to the Trust for acting upon Oral Instructions given to the Custodian hereunder concerning such transactions.

	J.	Books and Records.  The Custodian will (i) set up and maintain proper books of account and complete records of all transactions in the accounts maintained by the Custodian hereunder in such manner as will meet the obligations of the Fund under the Act, with particular attention to
Section 31 thereof and Rules 3la-1 and 3la-2 thereunder and those records are the property of the Trust, and (ii) preserve for the periods prescribed by applicable Federal statute or regulation all records required to be so preserved. All such books and records shall be the property of the Trust, and shall be available, upon request, for inspection by duly authorized officers, employees or agents of the Trust and employees of the SEC.

	K.	Internal Accounting Control Systems.  The Custodian shall send to the Trust any report received on the systems of internal accounting control of the Custodian, or its agents or sub-custodians, as the Trust may reasonably request from time to time.

	L.	No Management of Assets By Custodian.  The Custodian performs only the services of a custodian and shall have no responsibility for the management, investment or reinvestment of the Securities or other assets from time to time owned by any Fund. The Custodian is not a selling agent

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

for Shares of any Fund and performance of its duties as custodian shall not be deemed to be a recommendation to any Fund's depositors or others of Shares of the Fund as an investment. The Custodian shall have no duties or obligations whatsoever except such duties and obligations as are specifically set forth in this Agreement, and no covenant or obligation shall be implied in this Agreement against the Custodian.

	M.	Assistance to Trust.  The Custodian shall take all reasonable action, that the Trust may from time to time request, to assist the Trust in obtaining favorable opinions from the Trust's independent accountants, with respect to the Custodian's activities hereunder, in connection with the preparation of the Fund's Form N- IA, Form N-SAR, or other annual reports to the SEC.

	N.	Grant of Security Interest.  The Trust hereby pledges to and grants the Custodian a security interest in the assets of any Fund to secure the payment of any liabilities of the Trust to the Custodian, whether acting in its capacity as Custodian or otherwise, or on account of money borrowed from the Custodian. This pledge is in addition to any other pledge of collateral by the Trust to the Custodian.

ARTICLE IX

Initial Term; Termination

	A.	Initial Term.  This Agreement shall become effective as of its execution and shall continue in full force and effect until terminated as hereinafter provided.

	B.	Termination.  Either party hereto may terminate this Agreement after the Initial Term for any reason by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than ninety (90) days after the date of giving of such notice. If such notice is given by the Trust, it shall be accompanied by a copy of a

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

resolution of the Board of Trustees of the Trust, certified by the Secretary of the Trust, electing to terminate this Agreement and designating a successor custodian or custodians. In the event such notice is given by the Custodian, the Trust shall, on or before the termination date, deliver to the Custodian a copy of a resolution of the Board of Trustees of the Trust, certified by the Secretary, designating a successor custodian or custodians to act on behalf of the Trust. In the absence of such designation by the Trust, the Custodian may designate a successor custodian which shall be a bank or trust company having not less than $100,000,000 aggregate capital, surplus, and undivided profits. Upon the date set forth in such notice this Agreement shall terminate, and the Custodian, provided that it has received a notice of acceptance by the successor custodian, shall deliver, on that date, directly to the successor custodian all Securities and moneys then owned by the Fund and held by it as Custodian. Upon termination of this Agreement, the Trust shall pay to the Custodian on behalf of the Trust such compensation as may be due as of the date of such termination. The Trust agrees on behalf of the Trust that the Custodian shall be reimbursed for its reasonable costs in connection with the termination of this Agreement.

	C.	Failure to Designate Successor Custodian.  If a successor
custodian is not designated by the Trust, or by the Custodian in accordance with the preceding paragraph, or the designated successor cannot or will not serve, the Trust shall, upon the delivery by the Custodian to the Trust of all Securities (other than Securities held in the Book-Entry System which cannot be delivered to the Trust) and moneys then owned by the Trust, be deemed to be the custodian for the Trust, and the Custodian shall thereby be relieved of all duties and responsibilities pursuant to this Agreement, other than the duty with respect to Securities held in the Book-Entry System, which cannot be delivered to the Trust, which shall be held by the Custodian in accordance with this Agreement.

ARTICLE X

Force Majeure

	Neither the Custodian nor the Trust shall be liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including, without limitation, acts of God; earthquakes; fires; floods; wars; civil or military disturbances; sabotage; strikes; epidemics; riots; power failures; computer failure and any such circumstances beyond its reasonable control as may cause interruption, loss or malfunction of utility, transportation, computer (hardware or software) or telephone communication service; accidents; labor disputes; acts of civil or military authority; governmental actions; or inability to obtain labor, material, equipment or transportation; provided, however, that the Custodian, in the event of a failure or delay, shall use its best efforts to ameliorate the effects of any such failure or delay.

ARTICLE XI

Miscellaneous

	A.	Designation of Authorized Persons.  Appendix A sets forth the names and the signatures of all Authorized Persons as of this date, as certified by the Secretary of the Trust. The Trust agrees to furnish to the Custodian a new Appendix A in form similar to the attached Appendix A, if any present Authorized Person ceases to be an Authorized Person or if any other or additional Authorized Persons are elected or appointed. Until such new Appendix A shall be received, the Custodian shall be fully protected in acting under the provisions of this Agreement upon Oral Instructions or signatures of the then current Authorized Persons as set forth in the last delivered Appendix A.

	B.	Limitation of Personal Liability.  No recourse under any
obligation of this Agreement or for any claim based thereon shall be had against any organizer, shareholder, officer, trustee, past, present or future as such, of the Trust or of any predecessor or successor, either directly or through the Trust or any such predecessor or successor, whether by virtue of any constitution, statute or rule of law or equity, or by the enforcement of any assessment or penalty or otherwise; it being expressly agreed and understood that this Agreement and the obligations thereunder are enforceable solely against the Trust, and that no such personal liability whatever shall attach to, or is or shall be incurred by, the organizers, shareholders, officers, or trustees of the Trust or of any predecessor or successor, or any of them as such. To the extent that any such liability exists, it is hereby expressly waived and released by the Custodian as a condition of, and as a consideration for, the execution of this Agreement.

	C.	Authorization By Board.  The obligations set forth in this
Agreement as having been made by the Trust have been made by the Board of Trustees, acting as such Trustees for and on behalf of the Trust, pursuant to the authority vested in them under the laws of the Commonwealth of Massachusetts, the Declaration of Trust and the By-Laws of the Trust. This Agreement has been executed by Officers of the Trust as officers, and not individually, and the obligations contained herein are not binding upon any of the Trustees, Officers, agents or holders of shares, personally, but bind only the Trust.

	D.	Custodian's Consent to Use of Its Name.  The Trust shall review with the Custodian all provisions of the Prospectus and any other documents (including advertising material) specifically mentioning the Custodian
(other than merely by name and address) and shall obtain the Custodian's consent prior to the publication and/or dissemination or distribution thereof.

	E.	Notices to Custodian.  Any notice or other instrument in
writing, authorized or required by this Agreement to be given to the Custodian, shall be sufficiently given if addressed to the Custodian and mailed or delivered to it at its offices at Firstar Bank Center, 425 Walnut Street, M. L. 6118, Cincinnati, Ohio 45202, attention Mutual Fund Custody Department, or at such other place as the Custodian may from time to time designate in writing.

	F.	Notices to Trust.  Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Trust shall be sufficiently given when delivered to the Trust or on the second Business
Day following the time such notice is deposited in the U.S. mail postage prepaid and addressed to the Trust at its office at 9802 Nicholas, Suite
250, Omaha, Nebraska 68114 or at such other place as the Trust may from time to time designate in writing.

	G.	Amendments In Writing.  This Agreement, with the exception of the Appendices, may not be amended or modified in any manner except by a written agreement executed by both parties with the same formality as this Agreement, and authorized and approved by a resolution of the Board of Trustees of the Trust.

	H.	Successors and Assigns.  This Agreement shall extend to and
shall be binding upon the parties hereto, and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Trust or by the Custodian, and no attempted assignment by the Trust or the Custodian shall be effective without the written consent of the other party hereto.

	I.	Governing Law.  This Agreement shall be construed in accordance with the laws of the State of Ohio.

	J.	Jurisdiction.  Any legal action, suit or proceeding to be
instituted by either party with respect to this Agreement shall be brought by such party exclusively in the courts of the State of Ohio or in the courts of the United States for the Southern District of Ohio, and each party, by its execution of this Agreement, irrevocably (i) submits to such jurisdiction and (ii) consents to the service of any process or pleadings by first class U.S. mail, postage prepaid and return receipt requested, or by any other means from time to time authorized by the laws of such jurisdiction.

	K.	Counterparts.  This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

	L.	Headings.  The headings of paragraphs in this Agreement are for convenience of reference only and shall not affect the meaning or construction of any provision of this Agreement.

 	IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective Officers, thereunto duly authorized as of the day and year first above written.

ATTEST:				TRUST: Value Trend Funds


/s/ Jeff Provence            By: /s/ Ross Provence
_____________________		________________________

                                 Title: President

ATTEST:				CUSTODIAN:  Firstar Bank, N.A.


/s/ R Wessendoy              By: /s/ Lynette C. Gibson
______________________		_________________________

                                  Title:  Vice President





APPENDIX A

			Authorized Persons	Specimen Signatures



President:              Ross C. Provence        /s/ Ross C. Provence
			__________________	___________________



Vice President:         Brad DeHaven            /s/ Brad DeHaven
			__________________	___________________



Secretary:		Jeff Provence		/s/ Jeff Provence
			__________________	___________________



Treasurer:		Jeff Provence		/s/ Jeff Provence
			__________________	___________________



Assistant
Treasurer:
			__________________	___________________





Adviser Employees:
			__________________	___________________



Transfer Agent/Fund Accountant

Employees:              Gregory B. Getts        /s/ Gregory B. Getts
                        __________________      ___________________

			Justine S. Marquit	/s/ Justine S. Marquit
			__________________	___________________

                        Rita White              /s/ Rita White
			__________________	___________________


			__________________	___________________


*  Authority restricted; does not

include:_________________________________________________________________

______________________________________________________



APPENDIX B



TO THE CUSTODY AGREEMENT BETWEEN

VALUE TREND FUNDS

AND THE FIRSTAR BANK



February 10, 2000





FUND                                                            CUSIP

Value Trend Large Cap Fund                                   92046P107
Value Trend Links Fund                                       92046P206






						VALUE TREND FUNDS

						By: 	/s/ Ross Provence
							___________________
						Its:	President
							___________________


						FIRSTAR BANK

						By:	Lynette C. Gibson
							___________________

						Its:  Vice Presient
							___________________



APPENDIX  C
Agents of the Custodian


	The following agents are employed currently by Firstar Bank, N.A. for securities processing and control;


		The Depository Trust Company (New York)
		7 Hanover Square
		New York, NY 10004

		The Federal Reserve Bank
		Cincinnati and Cleveland Branches

		Bank of New York
		1 Wall Street
		New York, NY 10286
		(For Foreign Securities and certain non-DTC eligible
Securities)


APPENDIX D
Standards Service Guide

Firstar, N.A.
Domestic Custody Fee Schedule for the Value Trend Funds

Firstar Bank, as Custodian, will receive monthly compensation for services according to the terms of the following Schedule:

I. Portfolio Transaction Fees:

(a)     For each repurchase agreement transaction                          $7.00
(b) For each portfolio transaction processed through
DTC or Federal Reserve                                                     $9.00
(c) For each portfolio transaction processed through
Our New York custodian                                                    $25.00
        (d)     For each GNMA/Amortized Security Purchase                 $25.00
        (e)     For each GNMA Prin/Int Paydown, GNMA sales                 $8.00
(f) For each covered call option/future contract written,
Exercised or expired                                                      $10.00
        (g)     For each Cedel/Euro clear transaction                     $80.00
        (h)     For each Disbursement (Fund expenses only)                 $5.00

A transaction is a purchase/sale of a security, free receipt/free delivery (exclude initial conversion), maturity, tender or exchange:

II. Market Value Fee
Based upon an annual rate of:             Miliion
 .0003 (3 Basis Points) on First           $20
 .0002 (2 Basis Points) on Next            $30
 .00015 (1.5 Basis Points) on              Balance

III.    Monthly Minimum Fee-Per Fund      $300

IV. Out-of-Pocket Expenses
The only out-of-pocket expenses charged to your account will be shipping fees or transfer fees.

V. IRA Documents
Per Shareholder/year to hold each IRA Document	$4.00

VI. Earnings Credits
On a monthly basis any earnings credits generated from uninvested custody balances will be applied against cash management service fees generated.

Firstar Bank
Cash Management Fee Schedule for Value Trend Funds

Services                                        Unit Cost  ($)Monthly Cost ($)
D.D.A. Account Maintenance						15.00
Deposits                                         .42
Deposited Items					 .109
Checks Paid                                      .159
Balance Reporting - P.C. Access                                50.00 1st acct.
                                                              35.00 each add'l
ACH Transaction					 .105
ACH Monthly Maintenance							40.00
ACH Additions, Deletions, Changes                6.00
ACH Stop Payment                                 5.00
ACH Debits                                        .12
Deposited Items Returned                         6.00
International Items Returned                    10.00
NSF Returned Checks                             25.00
Stop Payments                                   22.00
Data Transmission per account                                          115.00
Drafts Cleared                                    .179
Lockbox Maintenance							60.00
Lockbox Items Processed                           .34
Miscellaneous Lockbox Items                       .12
Positive Pay                                      .06
Issued Items                                      .015
Invoicing for Service Charge                    15.00
Wires Incoming
        Domestic                                11.00
        International                           11.00
Wires Outgoing
        Domestic                               International
        Repetitive                14.00        Repetitive               35.00
        Non-Repetitive            13.00        Non-Repetitive           40.00
PC - Initiated Wires:
        Domestic                               International
        Repetitive                10.00        Repetitive               25.00
        Non-Repetitive            11.00        Non-Repetitive           25.00
        Customer Intitiated        9.00


Uncollected Charge - Firstar Prime Rate as of first of the month plus 4% Other available cash management services are priced separately.



EXHBIT 99.23J

CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

As independent public accountants, we hereby consent to the use of our report dated July 17, 1999 and to all references to our firm included in or made a part of this Post-Effective Amendment No. 2 to the Value Trend Funds' Registration Statement on Form N-1A (File No. 811-09041), including the references to our firm under the heading "Financial Highlights" in the Prospectus and the heading "Auditors" in the Statement of Additional Information.

<McCurdy & Associates>
McCurdy & Associates CPA's, Inc.
Westlake, Ohio
April 25, 2000



EXHIBIT 99.23P

CODE OF ETHICS

VALUE TREND FUNDS &

VALUE TREND CAPITAL MANAGEMENT, LP.

I.  Statement of General Principles

	This Code of Ethics has been adopted by Value Trend Funds (the "Trust")and its adviser, Value Trend Capital Management, LP. (the "Adviser"), for the purpose of instructing all employees, officers, directors and trustees of the Trust and/or the Adviser in their ethical obligations and to provide rules for their personal securities transactions. All such employees, officers, directors and trustees owe a fiduciary duty to the Trust and its shareholders. A fiduciary duty means a duty of loyalty, fairness and good faith towards the Trust and its shareholders, and the obligation to adhere not only to the specific provisions of this Code but to the general principles that guide the Code. These general principles are:

	The duty at all times to place the interests of the Trust and its shareholders first;

	The requirement that all personal securities transactions be conducted in a manner consistent with the Code of Ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of any individual's position of trust and responsibility; and

	The fundamental standard that such employees, officers, directors and trustees should not take inappropriate advantage of their positions, or of their relationship with the Trust or its shareholders.

	It is imperative that the personal trading activities of the employees, officers, directors and trustees of the Trust and the Adviser, respectively, be conducted with the highest regard for these general principles in order to avoid any possible conflict of interest, any appearance of a conflict, or activities that could lead to disciplinary action. This includes executing transactions through or for the benefit of a third party when the transaction is not in keeping with the general principles of this Code. All personal securities transactions must also comply with the Securities & Exchange Commission's Rule 17j-1. Under this rule, no Employee may:

	employ any device, scheme or artifice to defraud the Trust or any of its shareholders;

	make to the Trust or any of its shareholders any untrue statement of a material fact or omit to state to such client a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

	engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust or any of its shareholders; or

 	engage in any manipulative practice with respect to the Trust or any of its shareholders.

II.  Definitions

	A.	Advisory Employees: Employees who participate in or make
recommendations with respect to the purchase or sale of securities.

	B. 	Beneficial Interest: ownership or any benefits of ownership, including the opportunity to directly or indirectly profit or otherwise obtain financial benefits from any interest in a security.

	C.	 Compliance Officer:  Ross C. Provence, or with respect to
Ross C. Provence, a majority of the Disinterested Trustees.

	D. 	Disinterested Trustees: trustees whose affiliation with the
Trust is solely by reason of being a trustee of the Trust.

	E. 	Employee Account: each account in which an Employee or a
member of his or her family has any direct or indirect Beneficial
Interest or over which such person exercises control or influence, including, but not limited to, any joint account, partnership, corporation, trust or estate. An Employee's family members include the Employee's spouse, minor children, any person living in the home of the Employee and any relative of the Employee (including in laws) to whose support an Employee directly or indirectly contributes.

	F. 	Employees: the employees, officers, and trustees of the
Trust and the employees, officers and directors of the Adviser, including Advisory Employees.

	G. 	Exempt Transactions: transactions which are 1) effected in
an amount or in a manner over-which the Employee has no direct or indirect influence or control, 2) pursuant to a systematic dividend reinvestment plan, systematic cash purchase plan or systematic withdrawal plan, 3) in connection with the exercise or sale of rights to purchase additional securities from an issuer and granted by such issuer pro-rata to all holders of a class of its securities, 4) in connection with the call by the issuer of a preferred stock or bond, 5) pursuant to the exercise by a second party of a put or call option, 6) closing transactions no more than five business days prior to the expiration of a related put or call option, 7) with respect to affiliated registered open-end investment companies.

	H. 	Funds: any series of the Trust.

	I. 	Related Entity: a partnership or other entity 1) in which
persons unaffiliated with the Adviser or any Employee (and not otherwise subject to this Code) participate and 2) to which the Adviser or an Employee acts as adviser, general partner or other fiduciary.

	J. 	Related Securities: securities issued by the same issuer or
issuer under common control, or when either security gives the holder any contractual rights with respect to the other security, including options, warrants or other convertible securities.

	K. 	Securities: any note, stock, treasury stock, bond,
debenture, evidence of indebtedness, certificate of interest or participation in any profit sharing agreement, collateral-trust certificate, pre-organization certificate or subscription, transferable share, investment contract, voting-trust certificate, certificate of deposit for a security, fractional undivided interest in oil, gas or other mineral rights, or, in general, any interest or instrument commonly known as a "security," or any certificate or interest or participation in temporary or interim certificate for, receipt for, guarantee of, or warrant or right to subscribe to or purchase (including options) any of the foregoing; except for the following: 1) securities issued by the government of the United States, 2) bankers' acceptances,
3) bank certificates of deposit, 4) commercial paper, and 5) shares of registered open-end investment companies.

	L. 	Securities Transaction: the purchase or sale, or any action
to accomplish the purchase or sale, of a Security for an Employee
Account.

III.  Personal Investment Guidelines

	A. 	Personal Accounts:

	1 .	The Personal Investment Guidelines in this Section III do
not apply to Exempt Transactions. Employees must remember that regardless of the transaction's status as exempt or not exempt, the Employee's fiduciary obligations remain unchanged.

	2.	While trustees of the Trust are subject at all times to the
fiduciary obligations described in this Code, the Personal Investment Guidelines and Compliance Procedures in Sections III and IV of this Code apply to Disinterested Trustees only if the trustee knew, or in the ordinary course of fulfilling the duties of that position, should have known, that during the fifteen days immediately preceding or after the date of the trustee's transaction that the same Security or a Related Security was or was to be purchased or sold for a Fund or that such purchase or sale for a Fund was being considered, in which case such Sections apply only to such transaction.

	3.	A Securities Transaction effected on behalf of a Related
Entity is subject to this Code because the Adviser or an Employee has an interest in the Related Entity. While the Adviser and each Employee is subject at all times to the fiduciary obligations described in this. Code, paragraphs 4 and 5 of this Section III do not apply to a Securities Transaction effected on behalf of a Related Entity.

	4.	Except as provided in paragraph 3 of this Section 111,
Employees may not execute a Securities Transaction on a day during which a purchase or sell order in that same Security or a Related
Security is pending for a Fund. Securities Transactions executed in violation of this prohibition shall be unwound or, if not possible or
practical, 	the Employee must disgorge to the Fund the value received by the Employee due to any favorable price differential received by the Employee. For example, if the Employee buys 100 shares at $10 per share, and the Fund buys 1000 shares at $11 per share, the Employee will pay $100 (100 shares x $1 differential) to the Fund.

	5.	 Except as provided in paragraph 3 on this Section III, an
Advisory Employee may not execute a Securities Transaction within seven
(7) calendar days before or after a transaction in the same Security or a Related Security has been executed on behalf of a Fund. If the Compliance Officer determines that a transaction has violated this prohibition, the transaction shall be unwound or, if not possible or practical, the Employee must disgorge to the Fund the value received by the Employee due to any favorable price differential received by the Employee.

	6. 	In connection with a private placement acquisition the
Employee must pre- clear the acquisition with the Compliance Officer. The Compliance Officer will take into account, among other factors, whether the investment opportunity should be reserved for a Fund, and whether the opportunity is being offered to the Employee by virtue of the Employee's position with the Trust or the Adviser. Employees who have been authorized to acquire securities in a private placement will, in connection therewith, be required to disclose that investment if and when the Employee takes part in any subsequent investment in the same issuer. In such circumstances, the determination to purchase Securities of that issuer on behalf of a Fund will be subject to an independent review by personnel of the Adviser with no personal interest in the issuer.

	7. 	 Employees are prohibited from acquiring any Securities in
an initial public offering without pre clearance by the Compliance
Officer.

		B.	Other Restrictions:

	1. 	Employees are prohibited from serving on the boards of
directors of publicly traded companies, absent prior authorization by the Compliance Officer. The consideration of prior authorization will be based upon a determination that the board service will be consistent with the interests of the Trust and the Funds' shareholders. In the event that board service is authorized, Employees serving as directors will be isolated from other Employees making investment decisions with respect to the securities of the company in question.

	2. 	No Employee may accept from a customer or vendor an amount
in excess of $50 per year in the form of gifts or gratuities, or as compensation for services. If there is a question regarding receipt of a gift, gratuity or compensation, it is to be reviewed by the Compliance Officer.

IV.  Compliance Procedures

	A.	Employee Disclosure and Certification:

	1. 	At the commencement of employment with the Trust or the
Adviser, each Employee must certify that he or she has read and understands this Code and recognizes that he or she is subject to it, and must disclose all personal Securities holdings.

	2. 	The above disclosure and certification is also required
annually, along with an additional certification that the Employee has complied with the requirements of this Code and has disclosed or reported all personal Securities Transactions required to be disclosed or reported pursuant to the requirements of this Code.

	B.	Compliance:

	1.	 All Employees must provide copies of all broker
confirmations and periodic account statements to the Compliance Officer. Each Employee must report, no later than ten (10) days after the close of each calendar quarter, on the Securities Transaction Report form provided by the Trust or the Adviser, all transactions in which the Employee acquired any direct or indirect Beneficial Interest in a Security, including Exempt Transactions but excluding transactions effected on behalf of a Related Entity, and certify that he or she has reported all transactions required to be disclosed pursuant to the requirements of this Code.

	2. 	The Compliance Officer will, on a quarterly basis, check the trading confirmations provided by brokers to verify that the Employee has not violated the Code. The Employee's annual disclosure of Securities holdings will be reviewed by the Compliance Officer for compliance with this Code, including transactions that reveal a pattern of trading inconsistent with this Code.

	3. 	If an Employee violates this Code, the Compliance Officer
will report the violation to management personnel of the Trust and the Adviser for appropriate remedial action which, in addition to the actions specifically delineated in other sections of this Code, may include a reprimand of the Employee, or suspension or termination of the Employee's relationship with the Trust and or the Adviser.

	4.	 For purposes of reviewing the Securities Transactions
permitted by paragraph 3 of Section 111, the Compliance Officer will, on a quarterly basis, provide the Disinterested Trustees with a report which discloses all Securities Transactions effected on behalf of a Related Entity if the Fund sold or purchased the same Security or Related Security on the same day. The report to will disclose, for the Fund transaction and the Related Entity transaction, the name of the broker, number of shares, commission and price paid. The Compliance Officer will also disclose to the Disinterested Trustees the name of each Related Entity and the percentage of each Related Entity not owned by Employees or the Adviser, and report to the Disinterested Trustees any material change in such information.

	5.	The management personnel of the Trust will prepare an annual report to the Trust's board of trustees that summarizes existing procedures and any changes in the procedures made during the past year.
The report will identify any violations of this Code, any significant remedial action during the past year and any recommended procedural or substantive changes to this Code based on management's experience under this Code, evolving industry practices or legal developments.